UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2013

Date of reporting period:	09/30/2013

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2013 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Investments — 112.2% of net assets

Common Stocks — 53.3%

US Common Stocks — 25.1%

Aerospace & Defense — 0.4%
Exelis, Inc.	449,900	$7,067,929
General Dynamics Corp.	10,500	918,960
Honeywell International, Inc.	34,062	2,828,508
L-3 Communications Holdings, Inc.	17,500	1,653,750
Lockheed Martin Corp.	14,800	1,887,740
Northrop Grumman Corp.	20,800	1,981,408
Raytheon Co.	31,700	2,443,119
United Technologies Corp.	26,397	2,846,125
		21,627,539

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	8,477	504,890
Expeditors International of Washington, Inc.	18,586	818,899
FedEx Corp.	100,000	11,411,000
United Parcel Service, Inc. (UPS), Class B	55,900	5,107,583
		17,842,372

Airlines — 0.5%
Delta Air Lines, Inc.	1,194,142	28,169,810
Southwest Airlines Co.	63,600	926,016
		29,095,826

Auto Components — 0.1%
BorgWarner, Inc.	27,289	2,766,832
Goodyear Tire & Rubber Co. (The) (a)	75,500	1,694,975
		4,461,807

Automobiles — 0.0%
Ford Motor Co.	140,700	2,373,609

Beverages — 0.2%
Coca-Cola Co. (The)	125,553	4,755,948
Coca-Cola Enterprises, Inc.	41,800	1,680,778
Monster Beverage Corp. (a)	19,000	992,750
PepsiCo, Inc.	30,055	2,389,372
		9,818,848

Biotechnology — 0.1%
Amgen, Inc.	20,400	2,283,576

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Biogen Idec, Inc. (a)	9,000	$2,166,840
Celgene Corp. (a)	14,400	2,216,592
		6,667,008

Building Products — 0.0%
Ply Gem Holdings, Inc. (a)	145,200	2,029,896

Capital Markets — 0.7%
Affiliated Managers Group, Inc. (a)	14,138	2,582,164
Ameriprise Financial, Inc.	38,326	3,490,732
Bank of New York Mellon Corp. (The)	235,946	7,123,210
Federated Investors, Inc., Class B	101,227	2,749,326
Franklin Resources, Inc.	39,304	1,986,817
Goldman Sachs Group, Inc. (The)	20,480	3,240,141
Legg Mason, Inc.	70,141	2,345,515
Northern Trust Corp.	143,900	7,826,721
TD Ameritrade Holding Corp.	241,300	6,317,234
		37,661,860

Chemicals — 0.6%
Air Products & Chemicals, Inc.	58,300	6,213,031
Axiall Corp.	160,500	6,065,295
Calgon Carbon Corp. (a)	346,100	6,572,439
CF Industries Holdings, Inc.	8,500	1,792,055
FMC Corp.	26,037	1,867,374
Monsanto Co.	11,600	1,210,692
Mosaic Co. (The)	32,140	1,382,663
PPG Industries, Inc.	11,823	1,975,150
Praxair, Inc.	17,348	2,085,403
Scotts Miracle-Gro Co. (The), Class A	15,200	836,456
Sherwin-Williams Co. (The)	700	127,526
Sigma-Aldrich Corp.	24,193	2,063,663
		32,191,747

Commercial Banks — 0.8%
CIT Group, Inc. (a)	20,200	985,154
Fifth Third Bancorp	85,700	1,546,028
First Republic Bank	1,100	51,293
Huntington Bancshares Inc.	337,700	2,789,402
KeyCorp	116,300	1,325,820
M&T Bank Corp.	14,301	1,600,568
PNC Financial Services Group, Inc.	27,563	1,996,939
Regions Financial Corp.	96,000	888,960
SunTrust Banks, Inc.	92,500	2,998,850
Wells Fargo & Co.	683,541	28,243,914
Zions Bancorporation	3,800	104,196
		42,531,124

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Commercial Services & Supplies — 0.4%
Iron Mountain, Inc.	538,354	$14,546,325
Pitney Bowes, Inc.	3,200	58,208
Waste Management, Inc.	143,100	5,901,444
		20,505,977

Communications Equipment — 0.0%
Cisco Systems, Inc.	68,895	1,613,521

Computers & Peripherals — 0.4%
Apple, Inc.	26,515	12,641,026
Dell, Inc.	3,100	42,687
EMC Corp/MA	161,500	4,127,940
Hewlett-Packard Co.	5,800	121,684
SanDisk Corp.	29,200	1,737,692
Western Digital Corp.	34,500	2,187,300
		20,858,329

Construction & Engineering — 0.1%
Fluor Corp.	24,100	1,710,136
KBR, Inc.	60,700	1,981,248
		3,691,384

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	36,687	3,601,563

Consumer Finance — 0.1%
American Express Co.	33,259	2,511,720
Discover Financial Services	34,100	1,723,414
SLM Corp.	64,900	1,616,010
		5,851,144

Containers & Packaging — 0.1%
Ball Corp.	64,284	2,885,066
Crown Holdings, Inc. (a)	72,159	3,050,882
Rock Tenn Co., Class A	13,300	1,346,891
		7,282,839

Distributors — 0.0%
Genuine Parts Co.	27,837	2,251,735

Diversified Financial Services — 0.9%
Bank of America Corp.	394,049	5,437,876
Citigroup, Inc.	102,853	4,989,399
JPMorgan Chase & Co.	786,365	40,647,207

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Moody's Corp.	5,100	$358,683
		51,433,165

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	177,340	5,997,639
Level 3 Communications, Inc. (a)	23,000	613,870
Verizon Communications, Inc.	110,758	5,167,968
		11,779,477

Electric Utilities — 0.1%
Edison International	32,800	1,510,768
Entergy Corp.	9,300	587,667
Northeast Utilities	107,778	4,445,843
		6,544,278

Electrical Equipment — 0.3%
Babcock & Wilcox Co.	196,600	6,629,352
Emerson Electric Co.	66,427	4,297,827
GrafTech International Ltd. (a)	514,100	4,344,145
		15,271,324

Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	434,726	7,259,924
FLIR Systems, Inc.	15,300	480,420
Jabil Circuit, Inc.	66,800	1,448,224
		9,188,568

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	1,400	68,740
Diamond Offshore Drilling, Inc.	24,500	1,526,840
Dril-Quip, Inc. (a)	13,500	1,549,125
FMC Technologies, Inc. (a)	48,895	2,709,761
Halliburton Co.	93,213	4,488,206
National Oilwell Varco, Inc.	18,442	1,440,505
Patterson-UTI Energy, Inc.	113,258	2,421,456
		14,204,633

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	51,697	5,951,359
Kroger Co. (The)	87,700	3,537,818
Pricesmart, Inc.	1,000	95,240
SUPERVALU, Inc. (a)	2,000	16,460
Sysco Corp.	242,800	7,728,324
Wal-Mart Stores, Inc.	97,700	7,225,892

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Whole Foods Market, Inc.	213,426	$12,485,421
		37,040,514

Food Products — 0.6%
ConAgra Foods, Inc. (a)	56,700	1,720,278
Green Mountain Coffee Roasters, Inc. (a)	11,500	866,295
Hershey Co. (The)	17,800	1,646,500
JM Smucker Co. (The)	33,289	3,496,677
Kraft Foods Group, Inc.	105,366	5,525,393
Mondelez International, Inc.	419,000	13,164,980
Tyson Foods, Inc., Class A	50,800	1,436,624
WhiteWave Foods Co. (a)	361,391	7,216,978
		35,073,725

Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	90,200	5,925,238

Health Care Providers & Services — 0.7%
Aetna, Inc.	23,300	1,491,666
AmerisourceBergen Corp.	27,800	1,698,580
Cardinal Health, Inc.	32,700	1,705,305
CIGNA Corp.	21,900	1,683,234
Emeritus Corp. (a)	250,799	4,647,305
Health Management Associates, Inc., Class A (a)	21,100	270,080
Humana, Inc.	18,000	1,679,940
McKesson Corp.	14,700	1,886,010
UnitedHealth Group, Inc.	135,837	9,727,287
VCA Antech, Inc. (a)	184,643	5,070,297
WellPoint, Inc.	109,524	9,157,302
		39,017,006

Health Care Technology — 0.0%
Cerner Corp. (a)	38,179	2,006,306

Hotels, Restaurants & Leisure — 0.8%
Clubcorp Holdings, Inc. (a)	665,300	10,199,049
Las Vegas Sands Corp.	132,700	8,813,934
McDonald's Corp.	35,691	3,433,831
MGM Resorts International (a)	698,596	14,279,302
Yum! Brands, Inc.	118,000	8,424,020
		45,150,136

Household Durables — 0.2%
Beazer Homes USA, Inc. (a)	644,675	11,604,150
Whirlpool Corp.	11,600	1,698,704
		13,302,854

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Household Products — 0.6%
Clorox Co. (The)	56,983	$4,656,651
Colgate-Palmolive Co.	313,473	18,588,949
Procter & Gamble Co. (The)	153,322	11,589,610
		34,835,210

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	125,200	1,663,908
Dynegy, Inc. (a)	298,113	5,759,543
Pattern Energy Group, Inc. (a)	1,500	35,100
		7,458,551

Industrial Conglomerates — 0.2%
3M Co.	65,128	7,776,935
General Electric Co.	132,835	3,173,428
		10,950,363

Insurance — 0.8%
Allstate Corp. (The)	33,900	1,713,645
American International Group, Inc.	105,600	5,135,328
Assurant, Inc.	27,800	1,503,980
Berkshire Hathaway, Inc., Class B (a)	53,066	6,023,522
Chubb Corp.	60,076	5,362,384
Everest Re Group Ltd.	71,600	10,411,356
Hartford Financial Services Group, Inc.	20,000	622,400
Loews Corp.	215,000	10,049,100
Marsh & McLennan Companies, Inc.	50,811	2,212,819
Principal Financial Group	2,500	107,050
Travelers Companies, Inc. (The)	20,700	1,754,739
Unum Group	38,700	1,178,028
		46,074,351

Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	105,961	33,127,647
Liberty Interactive Corp., Series A (a)	31,400	736,958
Liberty Ventures, Series A (a)	524	46,201
Netflix, Inc. (a)	41,833	12,935,182
Priceline.com, Inc. (a)	3,100	3,133,945
		49,979,933

Internet Software & Services — 0.9%
AOL, Inc. (a)	2,300	79,534
eBay, Inc. (a)	47,327	2,640,373
Google, Inc. (a)	42,224	36,984,424

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

LinkedIn Corp. (a)	42,115	$10,362,817
		50,067,148

IT Services — 0.5%
Alliance Data Systems Corp. (a)	8,300	1,755,201
Amdocs Ltd.	21,400	784,096
Automatic Data Processing, Inc.	19,074	1,380,576
Cognizant Technology Solutions Corp. (a)	700	57,484
DST Systems, Inc.	11,400	859,674
Gartner Group, Inc., Class A (a)	58,452	3,507,120
International Business Machines Corp. (IBM)	48,348	8,953,083
Leidos Holdings, Inc.	112,975	5,142,622
Mastercard, Inc.	3,300	2,220,174
Paychex, Inc.	35,744	1,452,636
Sapient Corp. (a)	83,778	1,304,423
Science Applications International Corp. (a)	64,557	2,178,804
Visa, Inc., Class A	2,200	420,420
		30,016,313

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	141,150	5,328,413

Machinery — 0.2%
Actuant Corp.	159,500	6,194,980
Flowserve Corp.	54,562	3,404,123
John Bean Technologies Corp.	57,300	1,425,624
PACCAR, Inc.	39,716	2,210,593
		13,235,320

Media — 1.7%
Cablevision Systems Corp.	95,600	1,609,904
CBS Corp., Class A	10,300	569,899
CBS Corp., Class B	66,144	3,648,503
Comcast Corp., Class A	812,973	36,705,731
DIRECTV (a)	188,700	11,274,825
Discovery Communications, Inc., Series A (a)	28,273	2,386,807
Discovery Communications, Inc., Series C (a)	900	70,308
Live Nation, Inc. (a)	411,138	7,626,610
News Corp., Class A (a)	63,800	1,024,628
News Corp., Class B (a)	356,000	5,849,080
Omnicom Group, Inc.	39,173	2,485,135
Time Warner Cable, Inc.	128,735	14,366,826
Time Warner, Inc.	45,479	2,992,973
Walt Disney Co. (The)	65,823	4,244,925
		94,856,154

Metals & Mining — 0.2%
Allegheny Technologies, Inc.	81,459	2,486,129

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Compass Minerals International, Inc.	87,000	$6,635,490
Nucor Corp.	48,578	2,381,293
United States Steel Corp.	1,700	35,003
		11,537,915

Multi-Utilities — 0.1%
CMS Energy Corp.	105,827	2,785,367
DTE Energy Co.	15,770	1,040,504
Public Service Enterprise Group, Inc.	8,000	263,440
		4,089,311

Multiline Retail — 0.0%
Macy's, Inc.	34,400	1,488,488

Office Electronics — 0.1%
Xerox Corp.	38,700	398,223
Zebra Technologies Corp., Class A (a)	58,272	2,653,124
		3,051,347

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.	36,723	3,414,872
Bill Barrett Corp. (a)	305,700	7,676,127
Chesapeake Energy Corp.	564,900	14,619,612
Chevron Corp.	114,468	13,907,862
Cobalt International Energy, Inc. (a)	107,694	2,677,273
ConocoPhillips	23,100	1,605,681
CONSOL Energy, Inc.	69,053	2,323,634
Devon Energy Corp.	400	23,104
EOG Resources, Inc.	28,501	4,824,649
EXCO Resources, Inc.	3,900	26,286
Exxon Mobil Corp.	268,627	23,112,667
Hess Corp.	5,200	402,168
Marathon Oil Corp.	47,600	1,660,288
Marathon Petroleum Corp.	33,350	2,145,072
Murphy Oil Corp.	113,300	6,834,256
Noble Energy, Inc.	35,089	2,351,314
Occidental Petroleum Corp.	6,800	636,072
Phillips 66	75,520	4,366,566
Pioneer Natural Resources Co.	21,308	4,022,950
Southwestern Energy Co. (a)	56,416	2,052,414
WPX Energy, Inc. (a)	302,300	5,822,298
		104,505,165

Personal Products — 0.1%
Avon Products, Inc.	39,200	807,520
Estee Lauder Companies, Inc. (The), Class A	47,068	3,290,053
		4,097,573

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Pharmaceuticals — 0.8%
Abbott Laboratories	37,024	$1,228,827
AbbVie, Inc.	40,192	1,797,788
Bristol-Myers Squibb Co.	7,600	351,728
Johnson & Johnson	249,771	21,652,648
Merck & Co., Inc.	209,396	9,969,343
Pfizer, Inc.	395,124	11,344,010
		46,344,344

Professional Services — 0.0%
Towers Watson & Co., Class A	20,644	2,208,082

Real Estate Investment Trusts (REITs) — 3.2%
Alexander's, Inc.	10,900	3,118,708
Annaly Capital Management, Inc.	254,500	2,947,110
ARMOUR Residential REIT, Inc.	714,000	2,998,800
Associated Estates Realty Corp.	682,700	10,179,057
AvalonBay Communities, Inc.	47,300	6,011,357
Camden Property Trust	95,246	5,851,914
CBRE Group, Inc. (a)	84,100	1,945,233
CYS Investments, Inc.	1,257,000	10,219,410
DDR Corp.	369,170	5,799,661
Douglas Emmett, Inc.	483,700	11,352,439
DuPont Fabros Technology, Inc.	233,314	6,012,502
Equity Residential	229,700	12,305,029
Essex Property Trust, Inc.	40,847	6,033,102
Government Properties Income Trust	15,172	363,066
Highwoods Properties, Inc.	225,567	7,964,771
Hospitality Properties Trust	112,000	3,169,600
Host Hotels & Resorts, Inc.	504,000	8,905,680
Liberty Property Trust	115,400	4,108,240
Mack-Cali Realty Corp.	449,281	9,857,225
Mid-America Apartment Communities, Inc.	149,300	9,331,250
Select Income REIT	124,100	3,201,780
Senior Housing Properties Trust	134,200	3,132,228
SL Green Realty Corp.	258,751	22,987,439
Strategic Hotels & Resorts, Inc. (a)	886,946	7,698,691
Ventas, Inc.	193,400	11,894,100
Vornado Realty Trust	500	42,030
		177,430,422

Real Estate Management & Development — 0.2%
American Homes 4 Rent (a) (b)	393,867	6,360,952
Consolidated-Tomoka Land Co.	91,458	3,520,218
TRI Pointe Homes, Inc. (a)	164,485	2,414,640
		12,295,810

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Road & Rail — 0.1%
J.B. Hunt Transport Services, Inc.	2,500	$182,325
Kansas City Southern	29,300	3,204,248
Norfolk Southern Corp.	600	46,410
Ryder System, Inc.	4,200	250,740
Union Pacific Corp.	24,018	3,730,956
		7,414,679

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	118,764	5,587,846
Cabot Microelectronics Corp. (a)	85,586	3,296,773
Entegris, Inc. (a)	404,600	4,106,690
First Solar, Inc. (a)	38,252	1,538,113
Intel Corp.	349,296	8,005,864
Lam Research Corp. (a)	25,400	1,300,226
Linear Technology Corp.	155,187	6,154,717
LSI Corp.	266,200	2,081,684
Microchip Technology, Inc.	50,953	2,052,896
		34,124,809

Software — 0.6%
Activision Blizzard, Inc.	36,600	610,122
CA, Inc.	51,500	1,528,005
Microsoft Corp.	661,283	22,027,337
Oracle Corp.	219,210	7,271,195
Symantec Corp.	53,100	1,314,225
Verint Systems, Inc. (a)	93,500	3,465,110
		36,215,994

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc. (a)	22,600	1,748,336
Best Buy Co., Inc.	40,100	1,503,750
GameStop Corp.	31,500	1,563,975
Gap, Inc. (The)	36,900	1,486,332
L Brands, Inc.	160,927	9,832,640
Lowe's Companies, Inc.	20,900	995,049
O'Reilly Automotive, Inc. (a)	18,419	2,350,080
Penske Automotive Group, Inc.	129,350	5,527,125
TJX Companies, Inc. (The)	15,900	896,601
		25,903,888

Textiles, Apparel & Luxury Goods — 0.6%
Nike, Inc.	443,836	32,240,247
VF Corp.	17,139	3,411,518
		35,651,765

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Thrifts & Mortgage Finance — 0.0%
Washington Mutual, Inc. (a) (c) (d)	33,600	$—

Tobacco — 0.1%
Altria Group, Inc.	21,200	728,220
Lorillard, Inc.	38,700	1,732,986
Philip Morris International, Inc.	54,097	4,684,259
		7,145,465

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc., Class B (a)	25,700	155,999

Total US Common Stocks
(Cost $1,215,602,598)		1,414,358,164

Foreign Common Stocks — 28.2%

Australia — 0.9%
Alumina Ltd. (a)	692,209	664,841
Amcor Ltd.	88,877	869,675
AMP Ltd.	926,948	3,987,127
Ansell Ltd.	5,471	106,575
Australia and New Zealand Banking Group Ltd.	35,927	1,032,436
Beach Energy Ltd.	1,248,770	1,555,659
BHP Billiton Ltd.	96,739	3,226,596
BlueScope Steel Ltd. (a)	124,534	544,019
Charter Hall Retail - REIT	1,386,600	4,864,347
Coca-Cola Amatil Ltd.	60,189	688,510
Cochlear Ltd.	2,742	154,786
Commonwealth Bank of Australia	10,000	664,318
DuluxGroup Ltd.	35,461	174,678
Fairfax Media Ltd.	968,142	484,196
Fortescue Metals Group Ltd.	612,617	2,718,625
Goodman Fielder Ltd.	343,673	227,668
Iluka Resources Ltd.	66,549	712,301
Medusa Mining Ltd. (a)	949,575	1,976,896
Mirvac Group - REIT	519,048	842,679
Orica Ltd.	43,142	807,585
QBE Insurance Group Ltd. - ASE Shares	282,341	3,865,066
SAI Global Ltd.	72,108	299,161
Santos Ltd.	53,707	758,283
Toll Holdings Ltd.	79,780	433,993
Transpacific Industries Group Ltd. (a)	437,589	401,382
Westfield Group - REIT	786,000	8,073,680
Westfield Retail Trust - REIT	3,848,694	10,669,194
		50,804,276

Austria — 0.1%
Andritz AG	7,417	436,660

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Conwert Immobilien Invest SE	377,000	$4,437,276
Erste Group Bank AG	1,034	32,679
Oesterreichische Post AG	8,975	408,008
Raiffeisen Bank International AG	2,683	87,807
Wienerberger AG	23,282	408,807
		5,811,237

Belgium — 0.4%
Ageas, Strip VVPR (a) (c)	1,966	3
Anheuser-Busch InBev NV	33,497	3,329,361
Befimmo SCA Sicafi - REIT (a)	66,200	4,588,106
Delhaize Group SA	53,782	3,390,693
Groupe Bruxelles Lambert SA	130,461	11,096,624
KBC Groep NV	7,500	368,617
		22,773,404

Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	6,723	608,633

Brazil — 0.2%
B2W Cia Digital (a)	23,700	151,527
Cia de Bebidas das Americas - ADR	110,500	4,237,675
Cremer SA	25,200	167,485
Diagnosticos da America SA	7,300	38,471
Duratex SA	11,110	66,120
EDP - Energias do Brasil SA	78,400	426,614
Embraer SA - ADR	5,900	191,573
HRT Participacoes em Petroleo SA (a)	592,050	309,876
Localiza Rent a Car SA	2,310	34,395
MRV Engenharia e Participacoes SA	11,400	46,859
Multiplan Empreendimentos Imobiliarios SA	4,200	100,438
Odontoprev SA	12,400	54,438
OGX Petroleo e Gas Participacoes SA (a)	8,800	834
Petroleo Brasileiro SA	161,800	1,238,157
Petroleo Brasileiro SA - ADR	239,786	3,714,285
Totvs SA	8,700	147,166
Vale SA	44,800	696,570
WEG SA	2,600	31,674
		11,654,157

Canada — 0.8%
Bank of Montreal	8,800	588,016
Barrick Gold Corp.	136,390	2,539,644
BCE, Inc.	16,000	683,773
Bombardier, Inc., Class B	472,200	2,195,853
Canadian Natural Resources Ltd.	70,600	2,218,652
Enbridge, Inc.	131,479	5,487,933
Encana Corp. - NYSE Shares	43,205	748,743
Encana Corp. - TSX Shares	59,500	1,028,202
Fairfax Financial Holdings Ltd.	20,500	8,290,355
First Quantum Minerals Ltd.	115,600	2,152,525

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Goldcorp, Inc.	61,760	$1,606,881
Imperial Oil Ltd. - NYSE Shares	121,726	5,351,075
Imperial Oil Ltd. - TSX Shares	29,400	1,290,968
Magna International, Inc.	19,700	1,626,432
MEG Energy Corp. (a)	74,550	2,572,212
New Gold, Inc. (a)	230,220	1,376,716
Onex Corp.	17,700	929,634
Rogers Communications, Inc., Class B	110,497	4,751,140
		45,438,754
Chile — 0.1%
Enersis SA - SPADR	215,200	3,456,112
Vina Concha y Toro SA - SPADR	12,200	448,960
		3,905,072
China — 0.3%
Baidu, Inc. - SPADR (a)	9,246	1,434,794
Belle International Holdings Ltd.	2,759,000	4,001,465
China Resources Enterprise Ltd.	344,139	1,095,028
China Shenhua Energy Co. Ltd.	737,500	2,240,093
Ctrip.com International Ltd. - ADR (a)	2,175	127,085
Giant Interactive Group, Inc. - ADR	10,600	96,672
Goodbaby International Holdings Ltd.	196,000	99,241
Li Ning Co. Ltd. (a)	477,000	375,758
Mindray Medical International Ltd. - ADR	145,167	5,645,545
NetEase, Inc. - ADR	2,500	181,525
PetroChina Co. Ltd.	1,328,000	1,459,163
Shui On Land Ltd.	1,801,333	582,789
Tingyi Cayman Islands Holding Corp.	22,000	58,235
Tsingtao Brewery Co. Ltd., Class H	270,000	2,055,806
Want Want China Holdings Ltd.	84,000	127,516
		19,580,715
Colombia — 0.0%
Bancolombia SA - SPADR	1,700	97,818

Czech Republic — 0.0%
Komercni Banka AS	529	117,779

Denmark — 0.2%
Carlsberg A/S, Class B	14,075	1,449,857
Coloplast A/S, Class B	67,626	3,850,063
Danske Bank A/S (a)	15,480	333,195
GN Store Nord A/S (GN Great Nordic)	87,841	1,847,806
Novo Nordisk A/S, Class B	5,198	881,207
Topdanmark A/S (a)	12,527	322,621
Vestas Wind Systems A/S (a)	66,601	1,690,003
William Demant Holding A/S (a)	15,112	1,396,501
		11,771,253

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Finland — 0.1%
Cargotec Oyj, B Shares	4,828	$187,017
Metso Oyj	41,684	1,636,107
Nokia Oyj (a)	108,811	710,228
Outokumpu Oyj (a)	68,327	46,167
Sampo Oyj, Class A	93,276	4,008,804
Tieto Oyj	13,626	291,165
Tikkurila Oyj	32,165	857,220
Wartsila Corp.	6,652	300,252
		8,036,960
France — 1.3%
Accor SA	148,000	6,156,316
Air France-KLM (a)	108,592	1,081,906
Air Liquide SA	12,146	1,691,826
Alcatel Lucent - SPADR (a)	15,200	53,656
AXA SA	112,254	2,605,101
BNP Paribas SA	27,479	1,859,937
Carrefour SA	27,744	950,875
Credit Agricole SA (a)	47,000	518,651
Edenred	9,159	297,461
Euler Hermes SA	2,687	328,165
Eurofins Scientific	2,681	675,707
France Telecom SA	429,576	5,388,487
GDF Suez	41,600	1,045,603
GDF Suez, Strip VVPR (a) (c)	9,765	13
Groupe Eurotunnel SA	91,914	837,868
Imerys SA	2,459	171,840
L'Oreal SA	2,044	351,169
Lafarge SA	171,800	11,966,202
Legrand SA	65,999	3,666,356
Neopost SA	13,202	961,704
Peugeot SA (a)	6,800	111,847
SA des Ciments Vicat	2,658	188,881
Sanofi-Aventis	76,374	7,744,980
Societe BIC SA	3,963	460,866
Societe Fonciere Lyonnaise SA - REIT	79,357	4,218,807
Societe Generale, Class A	8,883	443,015
Technip SA	2,645	310,677
Thales SA	17,665	970,905
Total SA	179,550	10,435,686
Unibail-Rodamco SE - REIT	23,600	5,855,462
Vallourec SA	6,431	385,441
		71,735,410
Germany — 1.2%
Adidas AG	3,009	326,766
Alstria Office AG - REIT	615,534	7,652,350
Axel Springer AG	3,609	200,819
BASF SE	42,942	4,123,086
Bayer AG	1,901	224,155

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Bayerische Motoren Werke AG	20,031	$2,153,431
Celesio AG	1,809	40,728
Daimler AG	77,866	6,069,333
Deutsche Bank AG	4,533	208,136
Deutsche Telekom AG	650,293	9,432,300
E.ON AG	333,272	5,927,871
Fielmann AG	2,626	278,176
Fresenius Medical Care AG & Co.	43,794	2,848,691
GEA Group AG	98,643	4,050,256
Hannover Rueckversicherung AG	14,503	1,066,635
Hochtief AG	133,500	11,655,268
LEG Immobilien AG	6,069	349,600
Linde AG	6,900	1,361,928
MAN SE	6,400	761,925
Osram Licht AG (a)	641	30,092
SAP AG	77,359	5,717,761
Siemens AG	7,921	954,948
TUI AG (a)	37,141	475,023
		65,909,278
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	120,298	237,845

Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	851,000	12,944,748
China Mengniu Dairy Co. Ltd.	163,000	729,937
China Mobile Ltd.	445,000	5,011,708
Esprit Holdings Ltd.	1,014,653	1,625,847
First Pacific Co. Ltd.	415,500	457,841
Henderson Land Development Co. Ltd.	60,500	374,432
Hong Kong & Shanghai Hotels Ltd. (The)	202,486	305,887
Hongkong Land Holdings Ltd.	8,300	54,797
Hutchison Whampoa Ltd.	166,000	1,994,335
Jardine Matheson Holdings Ltd.	90,400	4,963,685
Jardine Strategic Holdings Ltd.	58,600	1,984,338
Midland Holdings Ltd.	1,422,000	585,232
New World Development Ltd.	12,726	19,143
Next Media Ltd. (a)	366,000	34,965
SmarTone Telecommunications Holdings Ltd.	41,326	54,824
Television Broadcasts Ltd.	25,800	163,163
Texwinca Holdings Ltd.	24,000	22,398
Yingde Gases	543,500	533,789
Yip's Chemical Holdings Ltd.	156,000	135,501
		31,996,570
Hungary — 0.0%
OTP Bank plc	2,131	42,179

India — 0.1%
Axis Bank Ltd. - GDR (e)	291,589	4,618,770
Infosys Ltd. - SPADR	1,000	48,110

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Reliance Industries Ltd. - SPGDR (b)	39,278	$1,032,618
		5,699,498
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	4,717,500	3,243,093
Bank Rakyat Indonesia Persero Tbk PT	71,000	44,507
Gudang Garam Tbk PT	5,000	15,126
Indofood Sukses Makmur Tbk PT	790,000	482,116
Perusahaan Gas Negara (Persero) Tbk PT	5,667,700	2,548,250
Semen Gresik (Persero) Tbk PT	121,500	136,566
		6,469,658
Ireland — 1.0%
Accenture plc, Class A	244,060	17,972,579
CRH plc	81,645	1,954,612
DCC plc	14,477	592,376
Elan Corp. plc - SPADR (a)	70,742	1,102,160
Experian plc	78,992	1,504,574
Governor & Co. of the Bank of Ireland (The) (a)	5,777,742	1,656,276
Independent News & Media plc (a)	189,701	12,550
Ingersoll-Rand plc	33,597	2,181,789
Irish Bank Resolution Corp., Ltd. (a) (c)	38,180	—
Irish Continental Group plc (UNIT)	10,791	373,101
Mallinckrodt plc (a)	141,359	6,232,518
Paddy Power plc	11,976	958,790
Ryanair Holdings plc - SPADR	364,434	18,126,947
Seagate Technology plc	37,100	1,622,754
XL Group plc	99,076	3,053,522
		57,344,548
Israel — 0.2%
Teva Pharmaceutical Industries Ltd. - SPADR	252,900	9,554,562

Italy — 0.4%
Beni Stabili SpA - REIT	12,229,594	7,608,893
Davide Campari-Milano SpA	29,779	258,236
Enel SpA	146,900	563,283
Eni SpA	295,535	6,813,725
Fiat SpA (a)	26,342	209,899
Finmeccanica SpA (a)	33,930	203,173
Fondiaria-Sai SpA - FWB Shares (a)	133,052	275,939
Fondiaria-Sai SpA - ISE Shares (a)	1,172,703	2,498,176
Intesa Sanpaolo SpA	122,705	253,520
Luxottica Group SpA	44,268	2,354,788
Luxottica Group SpA - SPADR	13,609	715,425
Piaggio & C SpA	281,857	745,142
Saipem SpA	83,092	1,806,749
UniCredit SpA	104,657	669,724
		24,976,672

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Japan — 8.2%
Alfresa Holdings Corp.	28,000	$1,447,112
Asahi Diamond Industrial Co. Ltd.	1,533,900	15,250,508
Astellas Pharma, Inc.	36,700	1,875,906
Azbil Corp.	812,400	18,894,607
Bank of Yokohama Ltd. (The)	258,000	1,477,347
BML, Inc.	629,100	20,614,521
Canon, Inc.	206,700	6,605,396
Cawachi Ltd.	299,900	5,950,321
Chiba Bank Ltd. (The)	106,000	775,908
Dai-ichi Life Insurance Co. Ltd. (The)	223,825	3,208,249
Daiichikosho Co. Ltd.	876,000	23,908,894
Dentsu, Inc.	43,700	1,669,469
Duskin Co. Ltd.	923,600	18,525,163
Dynam Japan Holdings Co. Ltd.	119,600	256,155
East Japan Railway Co.	40,600	3,499,649
FP Corp.	317,900	23,892,195
FUJIFILM Holdings Corp.	116,800	2,812,705
Fujitsu Ltd. (a)	312,000	1,167,208
Fukuoka Financial Group, Inc.	245,000	1,109,699
Goldcrest Co. Ltd.	158,300	4,298,555
GungHo Online Entertainment, Inc. (a)	100	78,303
Hitachi Chemical Co. Ltd.	69,000	1,111,172
Hitachi Ltd.	476,000	3,151,776
Hitachi Metals Ltd.	58,000	712,949
Hokuto Corp.	385,800	6,994,226
Hoshizaki Electric Co. Ltd.	612,200	21,168,884
Hulic Co. Ltd.	189,800	2,856,270
Information Development Co.	43,600	231,200
Isetan Mitsukoshi Holdings Ltd.	122,200	1,818,602
ITOCHU Corp.	141,900	1,743,417
JSR Corp.	98,900	1,843,004
JX Holdings, Inc.	165,700	861,749
Kao Corp.	112,000	3,499,569
KDDI Corp.	7,400	380,905
Kinden Corp.	52,000	559,536
Kirin Holdings Co. Ltd.	120,000	1,753,857
Kyowa Hakko Kirin Co. Ltd.	74,000	762,018
LIXIL Group Corp.	62,800	1,297,456
Marui Group Co. Ltd.	106,900	1,004,810
Matsuda Sangyo Co. Ltd.	146,600	2,099,501
Meiko Network Japan Co. Ltd.	697,900	8,826,775
Miraca Holdings, Inc.	384,800	17,199,109
Mitsubishi Corp.	55,100	1,117,625
Mitsubishi Estate Co. Ltd.	54,000	1,602,284
Mitsubishi Heavy Industries Ltd.	238,000	1,369,826
Mitsubishi UFJ Financial Group, Inc.	721,600	4,628,955
Mitsui Chemicals, Inc.	1,087,000	2,992,535
Moshi Moshi Hotline, Inc.	1,419,500	16,620,706
MS&AD Insurance Group Holdings	102,200	2,678,151
Nakanishi, Inc.	95,500	13,316,739
Namco Bandai Holdings, Inc.	115,050	2,151,834

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Nintendo Co. Ltd.	101,200	$11,499,614
Nippon Meat Packers, Inc.	74,000	1,061,984
Nippon Steel Corp.	1,292,130	4,404,756
Nippon Suisan Kaisha Ltd. (a)	132,800	285,936
Nippon Telegraph & Telephone Corp.	74,500	3,866,895
NKSJ Holdings, Inc.	63,500	1,638,506
NSD Co. Ltd.	632,700	7,119,185
NSK Ltd.	54,000	553,981
NTT Data Corp.	84,319	2,848,675
NTT DoCoMo, Inc.	9,200	149,471
Obayashi Corp.	288,000	1,722,859
OMRON Corp.	15,900	575,426
Onward Holdings Co. Ltd.	89,000	785,428
Otsuka Holdings Co. Ltd.	23,100	670,634
Resona Holdings, Inc.	213,100	1,091,387
Ryosan Co. Ltd.	1,300	23,753
Sansei Yusoki Co. Ltd.	28,100	119,857
Secom Co. Ltd.	446,200	28,004,900
Sega Sammy Holdings, Inc.	36,800	1,066,026
Sekisui House Ltd.	122,000	1,644,799
Seven & I Holdings Co. Ltd.	163,280	5,980,779
Seven Bank Ltd.	5,429,700	18,195,264
Shimizu Corp.	181,000	887,179
Shiseido Co. Ltd.	38,800	698,926
Sumitomo Electric Industries Ltd.	154,400	2,241,291
Sumitomo Forestry Co. Ltd.	88,000	955,037
Sumitomo Mitsui Financial Group, Inc.	100,600	4,883,926
Sumitomo Real Estate Sales Co. Ltd.	146,820	4,839,250
Taiyo Nippon Sanso Corp.	67,000	450,756
Takara Leben Co. Ltd.	793,500	2,726,080
Terumo Corp.	19,500	1,003,573
TOKAI Corp. - Gifu	246,200	6,622,629
Tokio Marine Holdings, Inc.	21,700	711,875
Tokyo Electric Power Co., Inc. (The) (a)	78,000	485,442
Tokyo Electron Ltd.	16,800	903,710
Tokyo Gas Co. Ltd.	296,000	1,627,063
Tokyo Ohka Kogyo Co. Ltd.	1,300	28,991
Toyo Seikan Kaisha Ltd.	84,100	1,654,754
Toyo Suisan Kaisha Ltd.	629,000	18,489,627
Toyota Industries Corp.	14,700	636,666
Toyota Motor Corp.	108,600	6,964,642
USS Co. Ltd.	28,900	418,978
West Japan Railway Co.	17,200	737,811
Yamada Denki Co. Ltd.	215,820	638,259
Yamaha Corp.	1,248,100	17,877,797
Yamato Holdings Co. Ltd.	108,900	2,461,986
ZOJIRUSHI Corp.	1,211,000	4,705,127
		460,634,800
Luxembourg — 0.0%
APERAM	86	1,323
ArcelorMittal - EN Amsterdam Shares	58,914	810,228
Millicom International Cellular SA	2,442	215,836

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Orco Property Group (a)	400,580	$1,263,057
Oriflame Cosmetics SA - SDR	5,550	176,384
		2,466,828

Malaysia — 0.1%
AirAsia Berhad	524,300	411,987
AMMB Holdings Berhad	508,100	1,157,060
British American Tobacco Malaysia Berhad	20,700	407,769
CIMB Group Holdings Berhad	769,400	1,775,881
Sime Darby Berhad	206,900	601,864
UEM Land Holdings Berhad	38,100	29,837
		4,384,398

Mexico — 0.3%
America Movil SAB de CV, Series L - ADR	42,623	844,362
Cemex SAB de CV - SPADR (a)	545,212	6,095,470
Fibra Uno Administracion SA de CV - REIT	1,469,600	4,074,394
Fomento Economico Mexicano SAB de CV - SPADR	1,200	116,508
Genomma Lab Internacional SAB de CV (a)	43,400	99,138
Grupo Carso SAB de CV, Series A	23,800	127,059
Grupo Comercial Chedraui SA de CV	131,800	416,359
Grupo Financiero Banorte SAB de CV	11,000	68,540
Grupo Financiero Santander Mexico SAB de CV - ADR	301,800	4,170,876
		16,012,706

Mongolia — 0.0%
Mongolian Mining Corp. (a)	5,471,640	980,063

Netherlands — 1.7%
Akzo Nobel NV	6,550	430,581
ASML Holding NV	4,142	408,515
CNH Industrial NV - ISE Shares (a)	488,370	6,263,356
CNH Industrial NV - NYSE Shares (a)	405,370	5,067,124
Corio NV - REIT	72,300	3,111,611
CSM	156,744	3,795,701
Heineken NV	28,748	2,035,766
Koninklijke (Royal) KPN NV (a)	5,780,995	18,425,715
Koninklijke (Royal) Philips Electronics NV	360,981	11,641,846
Koninklijke Ahold NV	743,471	12,881,858
Koninklijke Boskalis Westminster NV - CVA	39,654	1,754,546
LyondellBasell Industries NV, Class A	66,929	4,901,211
Postnl NV (a)	4,633	20,021
Randstad Holding NV	4,579	258,026
Reed Elsevier NV	193,498	3,888,813
Royal Dutch Shell plc, Class A - BATS Europe Shares	55,511	1,833,611
Royal Dutch Shell plc, Class A - Quote MTF Shares	191,539	6,318,609
Royal Dutch Shell plc, Class B	47,380	1,637,576
TNT Express NV	4,052	36,944
Vastned Retail NV - REIT	284,900	12,111,155
		96,822,585

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	271,344	$524,042

Norway — 0.5%
Det Norske Oljeselskap ASA (a)	554,963	7,514,271
DNB ASA	92,257	1,401,312
Norwegian Property ASA	11,496,700	15,198,862
Schibsted ASA	14,336	739,174
Statoil ASA - SPADR	108,246	2,455,019
StatoilHydro ASA	47,970	1,089,723
Storebrand ASA (a)	20,221	112,082
		28,510,443

Panama — 0.1%
Carnival Corp.	142,900	4,664,256

Papua New Guinea — 0.0%
Oil Search Ltd.	270,513	2,170,868

Philippines (The) — 0.1%
Ayala Corp.	63,469	882,031
Bank of the Philippine Islands	32,360	71,532
BDO Unibank, Inc.	171,470	295,652
Energy Development Corp.	6,807,000	848,901
Globe Telecom, Inc.	44,345	1,630,341
Lopez Holdings Corp.	2,375,328	246,593
SM Investments Corp.	15,975	286,492
Universal Robina Corp.	33,720	95,171
		4,356,713

Poland — 0.0%
Bank Pekao SA	5,405	308,880

Portugal — 0.0%
Galp Energia SGPS SA	143,519	2,391,761

Russia — 0.2%
Etalon Group Ltd. - GDR (a)	2,100,900	10,168,356
Gazprom OAO - SPADR	3,422	30,182
Globaltrans Investment plc - SPGDR	4,648	67,396
LSR Group - GDR	5,054	21,454
Sberbank of Russia - SPADR - LSE Shares	12,907	155,271
Sberbank of Russia - SPADR - OTC Shares	9,011	108,594
Sistema JSFC - SPGDR - OTC Shares	3,669	95,358
		10,646,611

Singapore — 0.5%
CapitaMall Trust - REIT	1,463,200	2,286,616

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

DBS Group Holdings Ltd.	69,075	$904,680
Genting Singapore plc	130,000	148,802
Global Logistic Properties Ltd.	3,812,500	8,789,837
Great Eastern Holdings Ltd.	144,000	1,957,561
GuocoLeisure Ltd.	298,000	193,415
SembCorp Industries Ltd.	1,225,000	5,166,358
Singapore Telecommunications Ltd.	1,170,000	3,481,216
STATS ChipPAC Ltd. (a)	48,000	12,439
United Industrial Corp. Ltd.	59,000	143,449
United Overseas Bank Ltd.	221,347	3,649,895
		26,734,268

South Africa — 0.1%
African Bank Investments Ltd.	113,813	189,222
Anglo Platinum Ltd. (a)	2,997	129,979
AngloGold Ashanti Ltd.	2,367	31,586
Clicks Group Ltd.	12,142	66,197
Discovery Holdings Ltd.	6,475	52,277
FirstRand Ltd.	163,520	545,439
Gold Fields Ltd.	8,050	37,033
Impala Platinum Holdings Ltd.	602	7,406
MMI Holdings Ltd.	27,152	66,080
MTN Group Ltd.	23,488	458,412
Nedbank Group Ltd.	30,905	629,343
Remgro Ltd.	11,644	224,916
RMB Holdings Ltd.	178,647	820,916
RMI Holdings	151,037	402,514
Standard Bank Group Ltd.	59,865	714,589
		4,375,909

South Korea — 0.3%
Hana Financial Group, Inc.	33,292	1,138,253
Hankook Tire Co. Ltd.	3,500	200,070
Hyundai Mobis	19,370	5,157,694
Hyundai Motor Co.	7,046	1,646,489
KB Financial Group, Inc.	30,864	1,077,970
Kolon Industries, Inc.	8,727	461,016
LG Uplus Corp. (a)	46,540	499,517
Lotte Shopping Co. Ltd.	1,635	579,008
NHN Corp.	337	174,821
S-1 Corp.	10,235	615,505
Samsung Electronics Co. Ltd.	3,883	4,916,282
Shinhan Financial Group Co. Ltd.	31,220	1,264,567
		17,731,192

Spain — 1.4%
Acciona SA	10,420	595,859
Acerinox SA	68,739	789,584
ACS, Actividades de Construccion y Servicios SA	261,366	8,338,992
Banco Bilbao Vizcaya Argentaria SA	56,163	630,964
Banco Santander SA	232,718	1,907,792

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Banco Santander SA - SPADR (a)	2,488	$20,327
Distribuidora Internacional de Alimentacion SA	6,696	58,294
Ferrovial SA	453,300	8,174,300
Grifols SA	6,600	271,035
Grifols SA, Class B	330	10,093
Iberdrola SA	1,325,419	7,728,176
Inditex SA (a)	3,499	540,695
Inmobiliaria Colonial SA (a)	1,739,479	2,545,118
International Consolidated Airlines Group SA (a)	3,473,730	18,983,187
Mediaset Espana Comunicacion SA (a)	57,929	669,240
Melia Hotels International SA	1,310,992	13,037,175
NH Hoteles SA (a)	1,364,005	7,072,520
Repsol SA	86,455	2,150,452
Telefonica SA (a)	300,900	4,702,790
Viscofan SA	20,615	1,179,065
		79,405,658

Sweden — 0.3%
Assa Abloy AB, Class B	79,550	3,652,473
Hoganas AB, Class B	3,183	166,916
Investor AB, Class B	9,244	280,498
Modern Times Group AB, Class B	12,398	647,577
Nordea Bank AB	38,208	461,627
Scania AB, Class B	37,300	798,688
Svenska Handelsbanken AB, Class A	89,960	3,849,045
Swedish Match AB	80,710	2,848,964
Telefonaktiebolaget LM Ericsson, Class B	114,352	1,523,080
		14,228,868

Switzerland — 1.3%
ABB Ltd. - SIX Swiss Exchange	247,696	5,851,485
Adecco SA	19,760	1,411,324
Cie Financiere Richemont SA	35,593	3,557,058
Clariant AG	13,917	235,142
Geberit AG	12,928	3,491,839
Glencore Xstrata plc	526,211	2,870,388
Helvetia Holding AG	469	207,690
Logitech International SA	55,793	490,624
Lonza Group AG	5,500	450,194
Nestle SA	54,392	3,809,732
Novartis AG	172,180	13,234,747
Roche Holding AG	21,315	5,749,885
Sonova Holding AG	6,566	816,075
Straumann Holding AG	600	108,955
TE Connectivity Ltd.	33,500	1,734,630
UBS AG	1,282,302	26,233,506
Zurich Insurance Group AG	17,385	4,477,418
		74,730,692

Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	42,000	133,863

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Delta Electronics, Inc.	177,000	$859,729
Hon Hai Precision Industry Co. Ltd.	72,600	186,171
Taiwan Semiconductor Manufacturing Co. Ltd.	1,996,229	6,787,392
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR	14,300	242,528
Uni-President Enterprises Corp.	193,948	361,553
Yungtay Engineering Co. Ltd.	399,000	1,049,129
		9,620,365

Thailand — 0.2%
Advanced Info Service PCL	116,400	948,913
Bangkok Bank PCL	219,400	1,384,730
Big C Supercenter PCL	19,400	124,041
Kasikornbank PCL	223,300	1,263,794
Krung Thai Bank PCL	1,059,400	650,271
PTT PCL	347,900	3,447,858
Siam Cement PCL	57,400	789,911
Siam Commercial Bank PCL	39,200	194,872
Thanachart Capital PCL	1,223,900	1,310,762
		10,115,152

Turkey — 0.1%
Asya Katilim Bankasi AS (a)	124,972	118,227
BIM Birlesik Magazalar AS	3,448	71,030
Haci Omer Sabanci Holding AS	18,009	87,073
KOC Holding AS	105,006	484,695
Tupras Turkiye Petrol Rafinerileri AS	152,389	3,221,026
Turkiye Garanti Bankasi AS	87,729	345,946
Turkiye Garanti Bankasi AS - ADR	134,467	532,893
Turkiye Halk Bankasi AS	14,715	107,802
Ulker Biskuvi Sanayi AS	14,239	97,316
		5,066,008

United Kingdom — 4.6%
3i Group plc	180,727	1,064,737
Admiral Group plc	41,332	825,236
Aggreko plc	5,732	148,888
AMEC plc	344,169	5,989,337
Anglo American plc - JSE Shares	21,472	526,969
Anglo American plc - LSE Shares	163,117	4,011,188
Aon plc	121,500	9,044,460
APR Energy plc	25,675	404,301
Aviva plc	13,305	85,399
BAE Systems plc	248,837	1,829,813
Barclays plc	304,613	1,310,578
Barratt Developments plc (a)	47,432	236,965
BG Group plc	431,380	8,246,408
BHP Billiton plc	199,201	5,867,215
BP plc	1,625,234	11,402,441
BP plc - SPADR	165,998	6,976,896
British American Tobacco plc	20,680	1,097,291
British Sky Broadcasting Group plc	29,488	415,624

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

BT Group plc	1,669,501	$9,250,639
Bunzl plc	84,873	1,837,640
Cable & Wireless Communications plc	767,183	492,355
Capita plc	170,618	2,749,932
Carnival plc	29,769	1,008,741
Centrica plc	202,417	1,212,522
Close Brothers Group plc	10,991	208,072
Compass Group plc	209,080	2,874,429
Daily Mail & General Trust plc, Class A	20,905	257,938
Delphi Automotive plc	45,459	2,655,715
Devro plc	100,098	526,210
Diageo plc	255,148	8,107,745
Evraz plc (a)	48,900	101,394
G4S plc	422,216	1,738,582
GlaxoSmithKline plc	291,450	7,324,995
GVC Holdings plc	7,463	40,985
Hays plc	366,207	702,911
Homeserve plc	164,130	683,036
HSBC Holdings plc - LSE Shares	800,177	8,671,628
HSBC Holdings plc - SEHK Shares	96,291	1,048,832
ICAP plc	155,913	945,051
IG Group Holdings plc	79,352	743,949
IMI plc	12,092	284,938
Informa plc	207,769	1,766,371
International Personal Finance plc	163,586	1,616,920
Intertek Group plc	78,959	4,223,286
Invensys plc	112,441	907,852
ITV plc	673,928	1,913,151
Jupiter Fund Management plc	47,794	284,051
Ladbrokes plc	130,485	356,652
Liberty Global plc, Class A (a)	62,000	4,919,700
Liberty Global plc, Class C (a)	41,600	3,137,888
Lloyds Banking Group plc (a)	38,916,532	46,429,900
Lonmin plc (a)	14,800	76,633
Michael Page International plc	54,964	437,841
Millennium & Copthorne Hotels plc	27,253	244,924
Mondi plc	3,863	65,428
National Express Group plc	46,459	192,513
National Grid plc	127,200	1,504,276
Northgate plc	15,122	105,290
Old Mutual plc	164,908	499,531
Ophir Energy plc (a)	479,202	2,590,470
Orient-Express Hotels Ltd., Class A (a)	251,000	3,257,980
Perform Group plc (a)	33,158	300,778
Petrofac Ltd.	9,183	209,190
Provident Financial plc	58,588	1,576,455
Punch Taverns plc (a)	13,075,379	3,018,626
Reckitt Benckiser Group plc	72,887	5,333,446
Reed Elsevier plc	123,385	1,661,952
Rexam plc	154,795	1,206,502
Rightmove plc	65,806	2,527,047
Rio Tinto plc	151,315	7,410,520
Rolls-Royce Holdings plc - LSE Shares	119,969	2,162,055

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Royal Bank of Scotland Group plc (a)	15,249	$88,648
Safestore Holdings plc	2,136,000	4,636,329
Sage Group plc	334,111	1,783,409
Smith & Nephew plc	18,573	231,870
Smiths Group plc	43,003	973,454
Spectris plc	31,624	1,130,852
Stagecoach Group plc	204,891	1,081,807
Standard Chartered plc	7,042	168,900
Tesco plc	1,542,720	8,968,547
Thomas Cook Group plc (a)	750,888	1,865,535
Tui Travel plc	191,375	1,137,450
Unilever plc	215,409	8,319,460
Vodafone Group plc	1,082,628	3,817,591
Vodafone Group plc - SPADR	121,000	4,256,780
Weir Group plc (The)	103,382	3,901,205
WH Smith plc	48,401	648,148
Wolseley plc	5,172	267,779
WPP plc	143,447	2,953,104
		259,120,081
Total Foreign Common Stocks
(Cost $1,441,548,187)		1,590,569,425
Total Common Stocks
(Cost $2,657,150,785)		3,004,927,589

	Interest Rate	Maturity Date	Principal Amount	Value

Corporate Bonds — 0.0%

Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (c) (d) (e)
(Cost $213,716)	9.000%	09/01/12	$344,000	—

Asset-Backed Securities — 1.0%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.884%	10/25/35	1,081,644	1,079,440
ACE Securities Corp. Home Equity Loan Trust
Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.509%	11/25/35	297,039	286,755
Ser. 2005-SD1, Class M1 (FRN)	0.929%	11/25/50	1,521,344	1,494,988
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Ser. 2005-W2, Class A2B1 (FRN) (STEP)	0.379%	10/25/35	1,824,070	1,788,763
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	823,639	847,778
Bear Stearns Asset Backed Securities I Trust
Ser. 2005-HE3, Class M2 (FRN) (STEP)	1.199%	03/25/35	1,765,037	1,689,818
Ser. 2006-EC1, Class M1 (FRN) (STEP)	0.589%	12/25/35	4,500,000	4,319,186
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.399%	12/25/35	47,297	47,109
Bear Stearns Asset Backed Securities Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.679%	01/25/36	2,188,059	2,142,197
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.499%	10/25/35	110,068	109,353
Citibank Omni Master Trust, Ser. 2009-A14A, Class A14 (FRN) (b)	2.932%	08/15/18	5,000,000	5,104,720
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.739%	04/25/34	293,688	284,327

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.839%	03/25/35	$2,400,000	$2,337,089
Ser. 2005-BC5, Class M1 (FRN) (STEP)	0.639%	01/25/36	2,710,000	2,537,289
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP)	1.281%	07/19/44	76,254	58,965
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.499%	11/25/35	3,417,432	3,209,786
First Franklin Mortgage Loan Trust, Ser. 2006-FF1, Class 2A3 (FRN) (STEP)	0.419%	01/25/36	856,948	820,973
GE-WMC Asset-Backed Pass-Through Certificates, Ser. 2005-2, Class A2C (FRN)	0.429%	12/25/35	4,243,366	3,510,566
GSAA Home Equity Trust
Ser. 2005-5, Class M2 (FRN) (STEP)	0.824%	02/25/35	2,781,814	2,715,690
Ser. 2005-MTR1, Class A3 (FRN) (STEP)	0.489%	10/25/35	2,516,000	2,477,186
Ser. 2006-20, Class 2A1A	0.229%	12/25/46	2,003,950	1,249,257
GSAA Trust, Ser. 2006-5, Class 2A2 (FRN) (STEP)	0.359%	03/25/36	1,307,746	768,586
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.369%	01/25/36	318,998	308,601
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.429%	03/25/36	1,008,465	946,391
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.459%	08/25/45	163,842	163,285
Ser. 2005-WL1, Class M2 (FRN) (STEP)	1.004%	06/25/35	1,968,024	1,900,997
Ser. 2006-WL1, Class 2A3 (FRN) (STEP)	0.419%	01/25/46	1,785,538	1,572,704
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.259%	03/25/33	86,940	83,141
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.499%	11/25/35	446,349	432,031
Ser. 2005-HE7, Class A2C (FRN) (STEP)	0.499%	11/25/35	2,805,498	2,712,622
Option One Mortgage Loan Trust, Ser. 2005-5, Class A3 (FRN) (STEP)	0.389%	12/25/35	1,540,404	1,515,368
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Ser. 2005-WCW2, Class M1 (FRN) (STEP)	0.679%	07/25/35	3,000,000	2,786,772
RAMP Series, Ser. 2004-RS8, Class MII1 (FRN) (STEP)	1.079%	08/25/34	2,349,325	2,068,836
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.479%	11/25/35	1,032,461	1,017,208
Terwin Mortgage Trust, Ser. 2005-10HE, Class M2 (FRN) (STEP)	0.669%	06/25/36	4,247,000	3,544,232

Total Asset-Backed Securities
(Cost $54,426,542)				57,932,009

Mortgage-Backed Securities - Private Issuers — 1.0%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.373%	04/25/44	53,676	50,231
Ser. 2004-4, Class 4A (FRN)	2.393%	02/25/45	191,363	191,585
Ser. 2005-1, Class 6A (FRN)	2.373%	06/25/45	308,952	284,881
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	59,219	59,402
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,641,041
Ser. 2006-6, Class A2	5.309%	10/10/45	1,038,629	1,047,102
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	2.834%	12/20/34	120,040	101,655
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-3, Class A2 (VRN)	5.559%	06/10/49	157,326	157,261
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP)	0.679%	01/25/36	3,267,809	1,912,178
Ser. 2006-1, Class 21A2 (FRN)	2.536%	02/25/36	1,421,873	909,532
Ser. 2006-2, Class 11A1 (FRN) (STEP)	0.619%	04/25/36	1,907,907	1,111,064
Ser. 2006-6, Class 31A1 (FRN)	2.675%	11/25/36	411,092	284,013

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN)	2.417%	02/20/36	$2,889,772	$2,241,619
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3	3.391%	05/15/45	1,052,000	1,044,624
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	1,952,461
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP)	0.909%	11/25/35	5,487,407	4,268,281
Ser. 2005-59, Class 1A1 (FRN) (STEP)	0.510%	11/20/35	4,712,422	3,474,063
Ser. 2006-24, Class A22	6.000%	06/25/36	2,459,558	2,012,531
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP)	0.429%	02/25/36	3,470,344	2,678,370
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3	6.000%	06/25/37	1,573,437	1,394,253
Deutsche Alt A Securities, Inc.
Ser. 2005-5, Class 2A4	5.500%	11/25/35	741,850	583,104
Ser. 2007-1, Class 1A3A (FRN) (STEP)	0.389%	08/25/37	880,642	669,904
First Horizon Alternative Mortgage Securities Trust, Ser. 2006-FA3, Class A4	0.649%	07/25/36	1,849,920	1,286,525
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.368%	11/19/34	55,899	48,631
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.520%	06/20/35	66,891	60,780
Impac CMB Trust, Ser. 2005-2, Class 1ML (FRN) (STEP)	0.824%	04/25/35	774,281	603,610
IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR27, Class 1A3 (FRN) (STEP)	0.449%	10/25/36	3,245,076	1,986,382
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN)	5.863%	04/15/45	867,048	869,384
Ser. 2012-C6, Class A3	3.507%	05/15/45	2,000,000	1,996,094
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP)	0.379%	02/25/46	2,136,743	1,422,996
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN)	2.630%	02/25/36	346,555	330,011
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	5.893%	08/12/49	1,500,000	1,691,886
RALI Series 2006-QA4 Trust, Ser. 2006-QA4, Class A (FRN)	0.359%	05/25/36	2,600,100	1,931,492
RALI Series 2007-QO4 Trust, Ser. 2007-QO4, Class A1A (FRN) (STEP)	0.369%	05/25/47	490,088	367,443
Springleaf Mortgage Loan Trust
Ser. 2013-1A, Class M3 (VRN) (b)	3.790%	06/25/58	370,000	349,717
Ser. 2013-1A, Class M4 (VRN) (b)	4.440%	06/25/58	220,000	200,828
Ser. 2013-2A, Class M1 (VRN) (b)(c)	3.520%	12/25/65	1,024,000	987,040
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN)	3.397%	07/25/35	5,691,102	4,790,360
Structured Agency Credit Risk, Ser. 2013- DN1, Class M2	7.329%	07/25/23	1,660,000	1,740,405
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN)	1.651%	02/25/36	2,032,716	1,639,422
Ser. 2006-AR3, Class A2 (FRN)	2.649%	02/25/36	2,945,401	1,889,808
Thornburg Mortgage Securities Trust, Ser. 2007-4, Class 3A1 (FRN)	6.085%	09/25/37	1,439,321	1,497,162
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,159,217
Wells Fargo Commercial Mortgage, Ser. 2013-LC12, Class A4	4.218%	07/15/46	855,000	884,991

Total Mortgage-Backed Securities - Private Issuers
(Cost $53,884,864)				56,803,339

Mortgage-Backed Securities - US Government Agency Obligations — 0.2%
FHLMC
Pool #781697 (FRN)	2.357%	07/01/34	123,302	127,801
Ser. 2002-2530, Class QI (FRN) (IO)	6.818%	01/15/32	86,825	15,350
Ser. 2004-2763, Class KS (FRN) (IO)	6.468%	10/15/18	253,769	15,298

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2005-2922, Class SE (FRN) (IO)	6.568%	02/15/35	$216,004	$37,469
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	29,711	3,005
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	14,111	1,380
Ser. 2005-2965, Class SA (FRN) (IO)	5.868%	05/15/32	502,886	91,270
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	15,375	1,554
Ser. 2005-2980, Class SL (FRN) (IO)	6.518%	11/15/34	281,795	47,456
Ser. 2005-2981, Class SU (FRN) (IO)	7.618%	05/15/30	242,672	48,926
Ser. 2005-3031, Class BI (FRN) (IO)	6.508%	08/15/35	735,576	128,867
Ser. 2005-3065, Class DI (FRN) (IO)	6.438%	04/15/35	652,519	111,619
Ser. 2006-3114, Class GI (FRN) (IO)	6.418%	02/15/36	1,126,176	198,875
Ser. 2007-3308, Class S (FRN) (IO)	7.018%	03/15/32	517,211	93,745
Ser. 2008-3424, Class XI (FRN) (IO)	6.388%	05/15/36	387,605	61,367
Ser. 2008-3489, Class SD (FRN) (IO)	7.618%	06/15/32	268,451	47,306
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	404,344	27,797
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	199,951	14,139
Ser. 2011-3882, Class AI (IO)	5.000%	06/15/26	1,224,920	100,509
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	5,860,509	739,568
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	95,199	16,189
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	17,817	3,063
FNMA
Pool #685563 (FRN)	2.699%	01/01/33	175,742	186,142
Pool #806765 (FRN) (IO)	2.051%	11/01/34	168,813	178,726
Pool #834928 (FRN) (IO)	1.948%	07/01/35	1,567,339	1,662,854
Pool #841068 (FRN)	2.492%	11/01/34	728,491	773,437
Pool #847637 (FRN)	3.079%	01/01/34	104,955	110,460
Ser. 2004-31, Class SG (FRN) (IO)	6.921%	08/25/33	191,172	21,820
Ser. 2004-49, Class SQ (FRN) (IO)	6.871%	07/25/34	178,978	28,485
Ser. 2004-51, Class SX (FRN) (IO)	6.941%	07/25/34	341,938	50,266
Ser. 2004-64, Class SW (FRN) (IO)	6.871%	08/25/34	755,337	121,444
Ser. 2004-66, Class SE (FRN) (IO)	6.321%	09/25/34	541,086	89,740
Ser. 2005-12, Class SC (FRN) (IO)	6.571%	03/25/35	496,053	105,562
Ser. 2005-45, Class SR (FRN) (IO)	6.541%	06/25/35	482,838	75,627
Ser. 2005-65, Class KI (FRN) (IO)	6.821%	08/25/35	1,505,866	262,697
Ser. 2005-89, Class S (FRN) (IO)	6.521%	10/25/35	3,187,501	662,199
Ser. 2006-3, Class SA (FRN) (IO)	5.971%	03/25/36	286,308	52,687
Ser. 2007-75, Class JI (FRN) (IO)	6.366%	08/25/37	786,805	114,530
Ser. 2007-85, Class SI (FRN) (IO)	6.281%	09/25/37	288,105	43,164
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	343,971	24,726
Ser. 2008-87, Class AS (FRN) (IO)	7.471%	07/25/33	1,216,875	200,036
Ser. 2010 Pool #AE5528	6.000%	11/01/22	1,131,686	1,228,877
Ser. 2010 Pool #AE5529	7.000%	11/01/22	714,672	791,852
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	900,329	59,163
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	470,502	42,969
Ser. 2010-68, Class SJ (FRN) (IO)	6.371%	07/25/40	274,298	44,331
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	210,340	20,160
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	1,003,327	76,667
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	3,094,112	204,144
Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	700,467	97,468
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	1,836,648	144,855
Ser. 2012-126, Class SJ (FRN) (IO)	4.821%	11/25/42	2,680,880	416,711
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	15,550	2,757
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.368%	02/16/33	789,809	127,298
Ser. 2011-94, Class IS (FRN) (IO)	6.518%	06/16/36	452,618	81,855

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2011-135, Class QI (IO)	4.500%	06/16/41	$598,341	$123,378
Ser. 2011-157, Class SG (FRN) (IO)	6.420%	12/20/41	2,951,811	700,275
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	2,803,257	227,902
Ser. 2012-34, Class KS (FRN) (IO)	5.868%	03/16/42	1,379,629	292,740
Ser. 2012-69, Class QI (IO)	4.000%	03/16/41	1,182,811	224,157
Ser. 2012-101, Class AI (IO)	3.500%	08/20/27	725,223	82,770
Ser. 2012-103, Class IB (IO)	3.500%	04/20/40	819,396	128,943
Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $11,723,734)				11,816,427

US Treasury Bonds/Notes — 13.9%
US Treasury Inflation Indexed Bond (f)	2.375%	01/15/25	28,750,368	34,314,024
US Treasury Inflation Indexed Bond	1.750%	01/15/28	79,835,322	89,396,879
US Treasury Inflation Indexed Bond (f)	2.500%	01/15/29	17,647,360	21,691,094
US Treasury Inflation Indexed Bond (f)	3.375%	04/15/32	11,067,728	15,494,820
US Treasury Inflation Indexed Bond	2.125%	02/15/40	98,564,404	116,629,387
US Treasury Inflation Indexed Bond	0.750%	02/15/42	5,499,710	4,706,976
US Treasury Inflation Indexed Note (f) (g)	1.250%	04/15/14	15,452,640	15,578,193
US Treasury Inflation Indexed Note (f)	0.500%	04/15/15	17,138,451	17,507,990
US Treasury Inflation Indexed Note (f)	0.125%	04/15/16	15,874,200	16,290,898
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,508,280	5,115,491
US Treasury Inflation Indexed Note	1.625%	01/15/18	69,911,716	76,831,857
US Treasury Inflation Indexed Note (f) (g)	1.375%	07/15/18	81,893,700	89,891,111
US Treasury Inflation Indexed Note (f)	2.125%	01/15/19	34,489,600	39,145,696
US Treasury Inflation Indexed Note (g)	1.250%	07/15/20	1,927,998	2,109,349
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,271,360	4,599,054
US Treasury Inflation Indexed Note	0.625%	07/15/21	17,100,930	17,799,657
US Treasury Inflation Indexed Note (f)	0.125%	07/15/22	184,831,329	182,058,859
US Treasury Inflation Indexed Note	0.125%	01/15/23	33,497,230	32,586,507
Total US Treasury Bonds/Notes
(Cost $840,610,930)				781,747,842

	Number of Shares	Value

Acquired Funds — 15.9%

Exchange-Traded Funds (ETFs) — 0.9%
Vanguard FTSE All-World ex-US ETF	100,000	4,860,000
Vanguard FTSE Emerging Markets ETF	1,149,000	46,086,390
		50,946,390
Mutual Funds — 0.8%
PIMCO Commodity RealReturn Strategy Fund	8,225,787	46,969,245

Private Investment Funds (h) — 14.2%
Azentus Global Opportunities Fund, LP (a) (c) (d) (i)		21,048,999
Canyon Value Realization Fund, LP (a) (c) (d) (i)		67,650,937
Convexity Capital Offshore, LP (a) (c) (d) (i)		96,172,883
Farallon Capital Institutional Partners, LP (a) (c) (d) (i)		167,501,217
Joho Partners, LP (a) (c) (d) (i)		128,989,919

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Lansdowne Developed Markets Fund Ltd. (a) (c) (d) (i)	304,073	$145,499,219
Lone Cascade, LP, Class J (a) (c) (d) (i)		26,100,155
Lone Picea, LP, Class E (a) (c) (d) (i)		3,101,489
Lone Picea, LP, Class F (a) (c) (d) (i)		1,903,281
Lone Redwood, LP (a) (c) (d) (i)		13,752,357
Nomad Investment Partnership LP, Class A (a) (c) (d) (i)		37,028,196
Nomad Investment Partnership LP, Class R (a) (c) (d) (i)		17,265,772
OZ Domestic Partners, LP (a) (c) (d) (i)		1,362,819
QVT Onshore LP (a) (c) (d) (i)		71,596,758
		798,974,001
Total Acquired Funds
(Cost $652,047,723)		896,889,636

Publicly Traded Limited Partnerships — 0.0%
Lazard Ltd.	68,157	2,455,015
Williams Partners LP	700	37,016
Total Publicly Traded Limited Partnerships
(Cost $1,874,141)		2,492,031

Preferred Stocks — 0.2%
Petroleo Brasileiro SA, 4.170%, (Brazil)	265,400	2,198,594
Vale SA, 6.510%, (Brazil)	274,800	3,910,658
Volkswagen AG, 2.100%, (Germany)	9,154	2,157,710
Total Preferred Stocks
(Cost $10,878,652)		8,266,962

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
E.ON AG, Strike Price $14.00, Expiring 11/15/13 (Germany) (c)	290,080	66,714
Koninklijke KPN NV, Strike Price $13.00, Expiring 12/20/13 (Germany) (c)	181,300	83,392
Koninklijke KPN NV, Strike Price $2.40, Expiring 03/21/14 (Germany) (c)	202,600	52,077
Koninklijke KPN NV, Strike Price $2.43, Expiring 03/21/14 (Germany) (c)	36,260	8,339
National Grid plc, Strike Price $740.00, Expiring 10/18/13 (United Kingdom) (c)	860,760	90,576
Scania AB, Strike Price $140.00, Expiring 12/20/13 (Sweden) (c)	20,668	14,472
Telecom Italia SpA, Strike Price $0.64, Expiring 11/15/13 (Italy) (c)	3,626,000	150,597
Verizon Communications, Inc., Strike Price $50.00, Expiring 10/19/13 (United States) (c)	10,200	408
Vodafone Group plc, Strike Price $2.20, Expiring 03/21/14 (United Kingdom) (c)	3,709,000	555,417
Vodafone Group plc, Strike Price $38.00, Expiring 04/19/14 (United States) (c)	10,900	8,175
Total Calls
(Cost $1,221,085)		1,030,167

Puts — 0.0%
CAC 40 Index, Strike Price $3,800.00, Expiring 10/18/13 (Germany) (c)	1,728	11,151
DAX Index, Strike Price $8,000.00, Expiring 12/20/13 (Germany) (c)	986	126,721
EURO STOXX 50 Index, Strike Price $2,700.00, Expiring 11/15/13 (Germany) (c)	2,900	86,312
Fortum Oyj, Strike Price $15.00, Expiring 10/18/13 (Germany) (c)	74,500	1,008
FTSE 100 Index, Strike Price $6,000.00, Expiring 12/20/13 (United Kingdom) (c)	1,220	111,591

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Contracts	Value
Kroger Co. (The), Strike Price $40.00, Expiring 11/16/13 (United States) (c)	29,000	$30,450
Kroger Co. (The), Strike Price $41.00, Expiring 10/19/13 (United States) (c)	71,200	74,760
Kroger Co. (The), Strike Price $41.00, Expiring 11/16/13 (United States) (c)	10,200	15,810
RWE AG, Strike Price $24.00, Expiring 11/15/13 (Germany) (c)	145,040	43,168
Scania AB, Strike Price $135.00, Expiring 11/22/13 (Sweden) (c)	29,733	14,111
Scania AB, Strike Price $135.00, Expiring 12/20/13 (Sweden) (c)	39,886	26,997
Scania AB, Strike Price $140.00, Expiring 11/15/13 (Sweden) (c)	71,730	55,806
Telefonica SA, Strike Price $10.50, Expiring 10/18/13 (Germany) (c)	286,920	3,882
Verizon Communications, Inc., Strike Price $48.00, Expiring 10/19/13 (United States) (c)	46,700	102,273
Verizon Communications, Inc., Strike Price $49.00, Expiring 10/19/13 (United States) (c)	9,300	27,900
Total Puts (Cost $1,315,702)		731,940

Total Purchased Option Contracts (Cost $2,536,787)		1,762,107

Rights — 0.0%
Barclays plc, Expiring 10/02/13 (United Kingdom) (a)	56,430	73,768
BBVA, Expiring 10/14/13 (Spain) (a)	3,963	542
New Hotel, Expiring 12/31/13 (Hong Kong) (d)	1,034	—

Total Rights (Cost $531)		74,310

Warrant — 0.0%
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a) (Cost $0)	146,000	349

	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Investments — 26.7%

Repurchase Agreements Used for Breakeven Inflation Strategies — 10.0%
Barclays Bank plc issued on 09/24/13 (proceeds at maturity $237,978,740) (collateralized by US Treasury Bonds, due 11/15/27 through 02/15/41 with a total principal value of $182,400,000 and a total market value of $233,312,043)	0.010%	10/01/13	$237,978,278	237,978,278
Deutsche Bank Securities, Inc. issued on 09/24/13 (proceeds at maturity $29,558,232) (collateralized by a US Treasury Note, due 02/15/23 with a total principal value of $30,700,000 and a total market value of $29,121,406)	0.000%	10/01/13	29,558,232	29,558,232
Deutsche Bank Securities, Inc. issued on 09/24/13 (proceeds at maturity $39,486,857) (collateralized by a US Treasury Note, due 08/15/18 with a total principal value of $34,500,000 and a total market value of $38,930,145)	0.000%	09/30/13	39,486,857	39,486,857
Deutsche Bank Securities, Inc. issued on 09/24/13 (proceeds at maturity $41,048,792) (collateralized by a US Treasury Note, due 01/31/18 with a total principal value of $38,100,000 and a total market value of $40,469,972)	0.010%	10/01/13	41,048,712	41,048,712
JPMorgan Securities, Inc. issued on 09/24/13 (proceeds at maturity $173,719,088) (collateralized by US Treasury Notes, due 08/15/22 with a total principal value of $185,300,000 and a total market value of $171,998,795)	0.010%	10/01/13	173,718,750	173,718,750

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
JPMorgan Securities, Inc. issued on 09/24/13 (proceeds at maturity $44,411,250) (collateralized by a US Treasury Note, due 08/15/18 with a total principal value of $39,000,000 and a total market value of $43,971,525)	0.000%	10/01/13	$44,411,250	$44,411,250
Total Repurchase Agreements Used for Breakeven Inflation Strategies (Cost $566,202,079)				566,202,079

Repurchase Agreement Used for Cash Management Purposes — 6.8%
State Street Bank & Trust Co. issued on 09/30/13 (proceeds at maturity $380,739,695) (collateralized by US Treasury Notes, due 03/31/14 through 12/31/15 with a total principal value of $374,585,000 and a total market value of $388,353,361)

(Cost $380,739,695)	0.000%	10/01/13	380,739,695	380,739,695

US Treasury Bills — 9.9%
US Treasury Bill (j)		10/17/13	20,000,000	19,999,249
US Treasury Bill (j)		11/07/13	65,000,000	64,994,488
US Treasury Bill (j)		01/09/14	40,000,000	39,999,160
US Treasury Bill (j)		01/30/14	35,000,000	34,999,125
US Treasury Bill (j) (g)		02/06/14	175,000,000	174,990,725
US Treasury Bill (j)		02/20/14	30,000,000	29,998,530
US Treasury Bill (j)		03/13/14	45,000,000	44,994,375
US Treasury Bill (j)		03/20/14	100,120,000	100,108,186
US Treasury Bill (j)		03/27/14	50,000,000	49,992,650

Total US Treasury Bills (Cost $560,004,037)				560,076,488

Total Short-Term Investments (Cost $1,506,945,811)				1,507,018,262

Total Investments — 112.2% (Cost $5,792,294,216)				6,329,730,863

Liabilities in Excess of Other Assets — (12.2)%				(690,619,600)

Net Assets — 100.0%				$5,639,111,263

	Number of Shares	Value

Securities Sold Short — (12.2)%
Common Stocks — (2.4)%

US Common Stocks — (0.7)%

Capital Markets — 0.0%
Cohen & Steers, Inc.	(52,479)	(1,853,034)

Real Estate Investment Trusts (REITs) — (0.7)%
Aviv REIT, Inc.	(47,833)	(1,090,592)
Coresite Realty Corp.	(14,842)	(503,737)
Excel Trust, Inc.	(206,420)	(2,477,040)
Franklin Street Properties Corp.	(109,998)	(1,401,374)

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value

Getty Realty Corp.	(32,371)	$(628,969)
Hudson Pacific Properties, Inc.	(25,114)	(488,467)
Lexington Realty Trust	(531,877)	(5,972,979)
Medical Properties Trust, Inc.	(291,600)	(3,548,772)
National Health Investors, Inc.	(29,347)	(1,669,551)
OMEGA Healthcare Investors, Inc.	(151,200)	(4,516,344)
Rouse Properties, Inc.	(243,879)	(5,019,030)
Ryman Hospitality Properties, Inc.	(87,017)	(3,002,957)
Sabra Health Care REIT, Inc.	(269,000)	(6,189,690)

		(36,509,502)

Total US Common Stocks (Proceeds $38,292,309)		(38,362,536)

Foreign Common Stocks — (1.7)%

Canada — (0.7)%
Allied Properties - REIT	(195,000)	(6,145,042)
Canadian Tire Corp. Ltd.	(51,600)	(4,570,135)
Chartwell Retirement Residences - REIT	(207,614)	(2,035,728)
First National Financial Corp.	(167,508)	(3,075,168)
Genworth MI Canada, Inc.	(219,100)	(6,162,154)
Home Capital Group, Inc.	(202,900)	(14,188,522)
RioCan Real Estate Investment Trust - REIT	(257,700)	(6,079,423)

		(42,256,172)

China — (0.1)%
Shimao Property Holdings Ltd.	(1,442,200)	(3,346,322)

Hong Kong — (0.3)%
Great Eagle Holdings Ltd.	(719,100)	(2,570,768)
New World Development Ltd.	(4,754,200)	(7,151,630)
Wharf (Holdings) Ltd. (The)	(682,600)	(5,918,587)

		(15,640,985)

Japan — (0.2)%
Hulic Co. Ltd. (a)	(283,200)	(4,261,832)
Nippon Building Fund, Inc. - REIT (a)	(253)	(3,150,979)
United Urban Investment Corp. - REIT	(1,837)	(2,804,445)

		(10,217,256)

Mexico — (0.2)%
Fibra Uno Administracion SA de CV - REIT	(4,066,500)	(11,274,173)

Singapore — 0.0%
K-REIT Asia - REIT	(1,687,300)	(1,654,855)

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

	Number of Shares	Value
United Kingdom — (0.2)%
Barratt Developments plc (a)	(278,800)	$(1,392,856)
Capital & Counties Properties plc	(795,600)	(4,314,960)
Persimmon plc (a)	(330,400)	(5,808,826)
Taylor Wimpey plc	(2,367,200)	(3,854,355)

		(15,370,997)

Total Foreign Common Stocks (Proceeds $93,066,704)		(99,760,760)

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bonds/Notes — (9.8)%
US Treasury Bond (k)	6.125%	11/15/27	$(82,300,000)	(111,092,161)
US Treasury Bond	4.750%	02/15/41	(97,300,000)	(116,592,741)
US Treasury Note	2.625%	01/31/18	(38,100,000)	(40,430,653)
US Treasury Note	4.000%	08/15/18	(73,500,000)	(82,882,716)
US Treasury Note	1.625%	08/15/22	(185,900,000)	(173,177,376)
US Treasury Note	2.000%	02/15/23	(32,600,000)	(31,048,958)

Total US Treasury Bonds/Notes (Proceeds $584,955,419)				(555,224,605)

Total Securities Sold Short (Proceeds $716,314,432)				$(693,347,901)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts
	Interest Rate-Related
12	December 2013 5-Year US Treasury Note	$1,434,780	$1,452,563	$17,783
9	December 2013 30-Year US Treasury Bond	1,179,515	1,200,375	20,860
4	December 2013 Ultra Long US Treasury Bond	559,885	568,375	8,490

				47,133

	Equity-Related
69	December 2013 S&P TSX 60 Index	9,788,853	9,786,806	(2,047)

	Foreign Currency-Related
324	December 2013 Canadian Dollar	31,164,758	31,385,880	221,122
248	December 2013 British Pound	24,303,054	25,074,350	771,296

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)

219	December 2013 Swiss Franc	$29,305,731	$30,301,388	$995,657

				1,988,075

				2,033,161

	Short Financial Futures Contracts
	Interest Rate-Related
(14)	December 2013 10-Year US Treasury Note	(1,737,731)	(1,769,469)	(31,738)
(18)	December 2013 30-Year US Treasury Bond	(2,358,799)	(2,400,750)	(41,951)
(34)	December 2013 90-Day Eurodollar	(8,372,640)	(8,475,775)	(103,135)
(46)	December 2013 10-Year Interest Rate Swap	(4,308,792)	(4,448,344)	(139,552)
(94)	December 2013 5-Year Interest Rate Swap	(9,214,093)	(9,317,750)	(103,657)
(134)	December 2013 Ultra Long US Treasury Bond	(18,485,471)	(18,763,017)	(277,546)
(286)	December 2013 5-Year US Treasury Note	(34,188,793)	(34,619,406)	(430,613)
(16)	March 2014 90-Day Eurodollar	(3,961,785)	(3,987,000)	(25,215)
(15)	June 2014 90-Day Eurodollar	(3,734,588)	(3,736,313)	(1,725)
(13)	September 2014 90-Day Eurodollar	(3,162,718)	(3,236,188)	(73,470)
(2)	December 2014 90-Day Eurodollar	(490,170)	(497,450)	(7,280)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,736,613)	(28,630)

				(1,264,512)

	Equity-Related
(62)	December 2013 EURO STOXX 50	(2,425,510)	(2,414,811)	10,699
(4,262)	December 2013 S&P 500 e-Mini Index	(358,514,918)	(356,793,330)	1,721,588

				1,732,287

	Foreign Currency-Related
(696)	December 2013 Japanese Yen	(87,278,137)	(88,618,200)	(1,340,063)

				$1,160,873

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/09/2013	State Street Bank and Trust Co.	USD	107,046	CHF	100,000	$(3,537)
10/09/2013	State Street Bank and Trust Co.	USD	8,977,987	DKK	50,125,000	(114,592)
10/09/2013	State Street Bank and Trust Co.	USD	42,975,216	EUR	32,700,000	(1,263,757)
10/09/2013	State Street Bank and Trust Co.	USD	2,270,320	GBP	1,445,000	(68,863)
10/09/2013	State Street Bank and Trust Co.	USD	1,110,249	NOK	6,750,000	(11,981)
10/09/2013	State Street Bank and Trust Co.	USD	855,422	SEK	5,660,000	(25,135)
10/09/2013	State Street Bank and Trust Co.	USD	451,853	ZAR	4,500,000	4,105
10/31/2013	State Street Bank and Trust Co.	USD	6,209,399	AUD	6,755,000	(80,348)
						$(1,564,108)

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
10/07/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (c)	USD	$2,787,981	$(349,745)
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Anglo American plc	GBP	461,057	—
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Grifols SA	EUR	1,609,018	58,077
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Invensys plc	GBP	16,640,363	(180,486)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Kabel Deutschland AG	EUR	3,572,720	90,624
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Elan Corporation plc	USD	3,029,858	530,803
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Ryanair Holdings plc	USD	9,299,318	199,555
02/11/2014	JPMorgan Chase & Co.	3 Month LIBOR plus a specified spread	MSCI AC World Daily TR Net Ex US (c) (d)	USD	50,905,779	2,440,761
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	TUI AG	EUR	8,265,263	416,059
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Carnival Corp.	USD	3,152,335	(278,847)
02/21/2014	Morgan Stanley & co. International plc	Average of Federal Funds Effective Rate plus specified spread	CNH Industrial NV	USD	398,998	(91)
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Grifols SA	USD	5,397,368	(64,143)
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Omnicom Group, Inc.	USD	7,555,117	131,655
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Tim Participacoes SA	USD	18,592,928	443,551
04/01/2014	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	80,949,696	(1,399,024)
06/24/2014	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	57,463,802	(992,464)
08/29/2014	Barclays Bank plc	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	15,494,508	1,048,532

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
10/05/2015	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Tim Participacoes SA	USD	$511,818	$—
07/07/2016	Morgan Stanley & Co. International plc	1 Month EURIBOR plus a specified spread	Abertis Infraestructuras SA (c)	EUR	4,892,519	243,297
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Acerinox SA	EUR	2,968,684	128,862
10/11/2017	UBS AG	1 Month LIBOR plus specified spread	Afferro Mining Inc.	GBP	507,590	26,449
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Banco de Sabadell SA	EUR	4,229,935	(23,692)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Banco de Sabadell SA	EUR	10,404	(462)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Barclays plc	GBP	5,364,138	(390,902)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Christian Dior SA	EUR	1,501,186	3,983
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Firstgroup plc	GBP	3,041,028	4,039
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	MAN SE	EUR	17,522,001	764,658
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Porsche Automobil Holding SE	EUR	659,824	(938)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Rhoen Klinikum AG	EUR	6,914,538	(54,609)
10/11/2017	UBS AG	1 Month STIBOR plus specified spread	Tele2 AB	SEK	11,842,948	(266,889)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Vodafone Group plc	USD	8,662,465	524,896
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Vodafone Group plc	GBP	6,572,384	256,269
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Volkswagen AG - Preferred Shares	EUR	12,532,158	(103,931)
						$3,205,847
Short Total Return Swap Contracts
01/09/2014	Morgan Stanley & Co. International plc	Abertis Infraestructuras SA (c)	Average of EONIA plus specified spread	EUR	(4,957,301)	(151,338)
01/09/2014	Morgan Stanley & Co. International plc	AGCO Corp.	Average of Federal Funds Effective Rate plus specified spread	USD	(388,361)	(10,995)
01/09/2014	Morgan Stanley & Co. International plc	Antofagasta plc	Average of SONIA plus specified spread	GBP	(133,777)	—
01/09/2014	Morgan Stanley & Co. International plc	Caterpillar, Inc.	Average of Federal Funds Effective Rate plus specified spread	USD	(246,431)	9,802

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
01/09/2014	Morgan Stanley & Co. International plc	Deere & Co.	Average of Federal Funds Effective Rate plus specified spread	USD	$(317,967)	$5,966
01/09/2014	Morgan Stanley & Co. International plc	Glencore Xstrata plc	Average of SONIA plus specified spread	GBP	(197,432)	(251)
01/09/2014	Morgan Stanley & Co. International plc	Grifols SA	Average of EONIA plus specified spread	EUR	(1,784,139)	(42,720)
01/09/2014	Morgan Stanley & Co. International plc	Perrigo Co.	Average of Federal Funds Effective Rate plus specified spread	USD	(1,197,819)	(18,585)
01/09/2014	Morgan Stanley & Co. International plc	RWE AG	Average of EONIA plus specified spread	EUR	(8,614,012)	(13,045)
01/09/2014	Morgan Stanley & Co. International plc	Ryanair Holdings plc	Average of Federal Funds Effective Rate plus specified spread	USD	(8,980,222)	(413,377)
01/09/2014	Morgan Stanley & Co. International plc	SPDR S&P Oil & Gas Exploration & Production ETF	Average of Federal Funds Effective Rate plus specified spread	USD	(5,069,441)	(428,594)
01/09/2014	Morgan Stanley & Co. International plc	Telefonica Brasil SA	Average of Federal Funds Effective Rate plus specified spread	USD	(10,267,129)	(38,732)
01/14/2014	Morgan Stanley & Co. International plc	Carnival plc	Average of Federal Funds Effective Rate plus specified spread	USD	(3,084,220)	268,524
01/14/2014	Morgan Stanley & Co. International plc	Grifols SA	Average of Federal Funds Effective Rate plus specified spread	USD	(5,412,025)	29,788
01/14/2014	Morgan Stanley & Co. International plc	WPP plc	Average of Federal Funds Effective Rate plus specified spread	USD	(5,288,500)	(142,257)
02/19/2014	Morgan Stanley & Co. International plc	Mediaset Espana Communicacion SA	Average of EONIA plus specified spread	EUR	(2,569,504)	(665,686)
02/20/2014	Morgan Stanley & Co. International plc	Tui Travel plc	Average of EONIA plus specified spread	EUR	(8,058,203)	(459,257)
02/19/2015	Morgan Stanley & Co. International plc	Anglo American Platinum Ltd.	Average of SONIA plus specified spread	GBP	(94,144)	—
02/19/2015	Morgan Stanley & Co. International plc	Kumba Iron Ore Ltd.	Average of SONIA plus specified spread	GBP	(380,675)	—
04/29/2015	Morgan Stanley & Co. International plc	Telenor ASA	1 Month NIBOR plus specified spread	NOK	(2,724,732)	(139,463)

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
08/12/2015	Morgan Stanley & Co. International plc	Schneider Electric SA	Average of SONIA plus specified spread	GBP	$(4,631,056)	$89,951
10/11/2017	UBS AG	Aperam SA	1 Month LIBID plus a specified spread	EUR	(2,088,772)	(158,673)
10/11/2017	UBS AG	Banco Popular Espanol SA	1 Month LIBID plus a specified spread	EUR	(990,489)	(1,006)
10/11/2017	UBS AG	Bankia SA	1 Month LIBID plus a specified spread	EUR	(471,132)	—
10/11/2017	UBS AG	Barclays plc	1 Month LIBID plus a specified spread	GBP	(13,285,437)	551,549
10/11/2017	UBS AG	CNH Industrial NV	1 Month Federal Funds Effective Rate plus a specified spread	USD	(3,840,623)	—
10/11/2017	UBS AG	Daimler AG	1 Month Federal Funds Effective Rate plus a specified spread	USD	(539,606)	(10,769)
10/11/2017	UBS AG	GDF Suez	1 Month LIBID plus a specified spread	EUR	(542,416)	(43,454)
10/11/2017	UBS AG	Go-Ahead Group plc	1 Month LIBID plus a specified spread	GBP	(221,680)	(22,395)
10/11/2017	UBS AG	HSBC Holdings plc	1 Month LIBID plus a specified spread	GBP	(1,036,686)	—
10/11/2017	UBS AG	Imerys SA	1 Month LIBID plus a specified spread	EUR	(1,844,502)	14,937
10/11/2017	UBS AG	Lafarge SA	1 Month LIBID plus a specified spread	EUR	(2,395,378)	(91,790)
10/11/2017	UBS AG	Lloyds Banking Group plc	1 Month LIBID plus a specified spread	GBP	(1,181,508)	5
10/11/2017	UBS AG	LVMH Moet Hennessy Louis Vuitton SA	1 Month LIBID plus a specified spread	EUR	(2,005,856)	29,040
10/11/2017	UBS AG	National Express Group plc	1 Month LIBID plus a specified spread	GBP	(2,226,215)	106,908
10/11/2017	UBS AG	Pernod Ricard SA	1 Month LIBID plus a specified spread	EUR	(1,443,341)	9,353
10/11/2017	UBS AG	Royal Bank of Scotland Group plc	1 Month LIBID plus a specified spread	GBP	(1,303,184)	—
10/11/2017	UBS AG	SGS SA	1 Month LIBID plus a specified spread	CHF	(1,557,240)	10,353
10/11/2017	UBS AG	SPDR S&P Oil & Gas Exploration & Production ETF	1 Month Federal Funds Effective Rate plus specified spread	USD	(2,654,994)	(237,313)
10/11/2017	UBS AG	Stagecoach Group plc	1 Month LIBID plus a specified spread	GBP	(778,995)	(2,716)
10/11/2017	UBS AG	Telefonica SA	1 Month LIBID plus a specified spread	EUR	(3,337,433)	(212,186)
10/11/2017	UBS AG	TeliaSonera AB	1 Month STIBID plus a specified spread	SEK	(5,339,649)	(144,251)
10/11/2017	UBS AG	Total SA	1 Month LIBID plus a specified spread	EUR	(3,124,961)	(90,126)

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
10/11/2017	UBS AG	Unipol Gruppo Finanziario SpA	1 Month LIBID plus a specified spread	EUR	$(2,616,521)	$(555,172)
10/11/2017	UBS AG	Volkswagen AG	1 Month LIBID plus a specified spread	EUR	(12,520,142)	(306,696)
10/11/2017	UBS AG	Volvo AB	1 Month Federal Funds Effective Rate plus a specified spread	USD	(406,434)	6,360
						$(3,268,311)
						$(62,464)

Written Options

	Number of Contracts	Value
Calls — 0.0%
Koninklijke KPN NV, Strike Price $2.43, Expiring 12/20/2013, Morgan Stanley & Co. International plc(c)	(1,087,800)	$(161,880)
RWE AG, Strike Price $26.00, Expiring 11/15/2013, Morgan Stanley & Co. International plc(c)	(145,040)	(137,352)
Vodafone Group plc, Strike Price $2.20, Expiring 12/20/2013, Morgan Stanley & Co. International plc(c)	(3,709,398)	(345,296)
Total Written Options (Premiums received $576,031)		$(644,528)

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
BATS	Better Alternative Trading System
CHF	Swiss franc
CVA	Certification Van Aandelen
DAX	Deutscher Aktien Index
DKK	Danish Krone
EN	Euronext
EONIA	Euro OverNight Index Average
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of September 30, 2013.
FTSE	Financial Times Stock Exchange
FWB	Frankfurt Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krona
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SEK	Swedish Krona
SONIA	Sterling OverNight Interbank Average Rate
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
STIBID	Stockholm Interbank Bid Rate
STIBOR	Stockholm Interbank Offered Rate
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of September 30, 2013.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
ZAR	South African Rand

*	Approximately 27% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(d)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $800,071,870, which represents 14.2% of the fund's net assets.
(e)	Security in default.
(f)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 of Notes to Schedule of Investments.
(g)	Security or a portion thereof is held as initial margin for financial futures.
(h)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2013. These positions are therefore grouped into their own industry classification.
(i)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2013, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	Long-Short Asia	04/01/11	$20,012,771	$21,048,999
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	23,797,936	67,650,937
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 – 04/01/13	72,000,000	96,172,883

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2013

Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 01/01/13	$117,746,138	$167,501,217
Joho Partners, LP	Long-Short Asia	01/03/07 – 04/01/13	101,000,000	128,989,919
Lansdowne Developed Markets Fund Ltd.	Long-Short Global	06/01/06 – 04/01/13	106,000,000	145,499,219
Lone Cascade, LP, Class J	Global Equity	01/03/12 – 01/01/13	17,456,184	26,100,155
Lone Picea, LP, Class E	Long-Short Global	01/02/09 – 01/01/13	2,418,349	3,101,489
Lone Picea, LP, Class F	Long-Short Global	01/03/05	1,330,559	1,903,281
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	13,752,357
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	14,000,000	37,028,196
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	8,000,000	17,265,772
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	1,362,819
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	71,596,758
Total (14.2% of Net Assets)				$798,974,001

(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(k)	Security or a portion thereof is held as collateral by the counterparty for repurchase agreements. See Note 5 of Notes to Schedule of Investments.

42

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2013

1.	Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of September 30, 2013, TIP consisted of two mutual funds. The schedule of investments and notes relate only to the TIFF Multi-Asset Fund ("MAF" or the "fund").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

43

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical assets and liabilities
Level 2 –	other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

44

Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2013, in valuing the fund's assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$1,619,803,856	$1,385,123,733	$—	^	$3,004,927,589
Corporate Bonds	—	—	—	^	—
Asset-Backed Securities	—	57,932,009	—		57,932,009
Mortgage-Backed Securities	—	68,619,766	—		68,619,766
US Treasury Bonds/Notes	781,747,842	—	—		781,747,842
Exchange-Traded Funds and Mutual Funds	97,915,635	—	—		97,915,635
Private Investment Funds	—	—	798,974,001		798,974,001
Publicly Traded Limited Partnerships	2,492,031	—	—		2,492,031
Preferred Stocks*	—	8,266,962	—		8,266,962
Purchased Options	1,762,107	—	—		1,762,107
Rights	—	74,310 ^	—		74,310
Warrants	—	349	—		349
Short-Term Investments	1,507,018,262	—	—		1,507,018,262
Total Investments in Securities	4,010,739,733	1,520,017,129	798,974,001		6,329,730,863
Financial Futures Contracts - Interest Rate Risk	47,133	—	—		47,133
Financial Futures Contracts - Equity Risk	1,732,287	—	—		1,732,287
Financial Futures Contracts - Foreign Currency Risk	1,988,075	—	—		1,988,075
Forward Currency Contracts - Foreign Currency Risk	4,105	—	—		4,105
Swap Contracts - Equity Risk	—	8,444,606	—		8,444,606
Total Other Financial Instruments	3,771,600	8,444,606	—		12,216,206
Total Assets	$4,014,511,333	$1,528,461,735	$798,974,001		$6,341,947,069

Liabilities
Common Stocks Sold Short*	(80,618,708)	(57,504,588)	—		(138,123,296)
US Treasury Bonds/Notes Sold Short	(555,224,605)	—	—		(555,224,605)
Total Securities Sold Short	(635,843,313)	(57,504,588)	—		(693,347,901)
Financial Futures Contracts - Interest Rate Risk	(1,264,512)	—	—		(1,264,512)
Financial Futures Contracts - Equity Risk	(2,047)	—	—		(2,047)
Financial Futures Contracts - Foreign Currency Risk	(1,340,063)	—	—		(1,340,063)
Forward Currency Contracts - Foreign Currency Risk	(1,568,213)	—	—		(1,568,213)
Swap Contracts - Equity Risk	—	(8,507,070)	—		(8,507,070)
Written Options - Equity Risk	(644,528)	—	—		(644,528)
Total Other Financial Instruments	(4,819,363)	(8,507,070)	—		(13,326,433)
Total Liabilities	$(640,662,676)	$(66,011,658)	$—		$(706,674,334)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
^	There are Common Stocks and Corporate Bonds categorized as Level 3 and Rights categorized as Level 2 that have a market value of zero.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the quarter ended September 30, 2013.

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The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/13 for the period ended 09/30/13
Common Stocks*	$-	$-	$(1,247,614)	$1,247,614			$-	$-	$-	$-
Private Investment Funds	597,618,308	-	28,424,435	44,333,495	236,440,330	(107,842,567)	-	-	798,974,001	67,628,404
Corporate Bonds *	-	-	-	-	-	-	-	-	-	-
Total	$597,618,308	$-	$27,176,821	$45,581,109	$236,440,330	$(107,842,567)	$-	$-	$798,974,001	$67,628,404

*	There are Common Stocks and Corporate Bonds categorized as level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2013	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$ —	Last market price	Discount	100%	100%
Private Investment Funds	798,974,001	Adjusted net asset value	Manager estimates	(3.18%) – 10.20%	2.71%
			Market returns*	(2.51%) – 10.20%	(0.09%)

* Weighted by estimated exposure to chosen indices

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

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Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)	$404,284,614	quarterly, annually	45-90 days
Long-Short Global (b)	164,256,346	quarterly, rolling 3 years	30-90 days
Long-Short Asia (c)	150,038,918	semi-annually, annually	45-90 days
Global Equity (d)	80,394,123	quarterly	30 days
Total	$798,974,001

(a) This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.

(b) This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.

(c) This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.

(d) This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended September 30, 2013, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and swaps (including total return and credit default swaps) for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

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Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets; (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies; and (3) to hedge credit risk by purchasing and selling credit default swaps on indices or individual company bonds. The fund's holdings of swaps at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second and third categories can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

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A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps. As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a ‘‘seller’’ of protection under a credit default swap agreement, the fund receives a periodic stream of payments over the term of the agreement and has the contingent obligation to pay the ‘‘buyer’’ of protection in case of the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

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Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

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When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended September 30, 2013, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	-	$-

Options written	6,784,773	943,176

Options terminated in closing purchase transactions	(518,375)	(141,831)

Options expired	(1,324,160)	(225,314)

Options outstanding at September 30, 2013	4,942,238	$576,031

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

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Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 5, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

During the period, the fund invested in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

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Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund's derivative instruments as of September 30, 2013. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2013, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	$—	$—	$—	$74,310	$74,310
Warrants	—	—	—	349	349
Purchased Options	—	—	—	1,762,107	1,762,107
Swap Contracts	—	—	—	8,444,606	8,444,606
Forward Contracts	—	4,105	—	—	4,105
Futures Contracts	47,133	1,988,075	—	1,732,287	3,767,495
Total Value - Assets	$47,133	$1,992,180	$—	$12,013,659	$14,052,972
Liability Derivatives
Swap Contracts	—	—	—	(8,507,070)	(8,507,070)
Forward Contracts	—	(1,568,213)	—	—	(1,568,213)
Futures Contracts	(1,264,512)	(1,340,063)	—	(2,047)	(2,606,622)
Written Options	—	—	—	(644,528)	(644,528)
Total Value - Liabilities	$(1,264,512)	$(2,908,276)	$—	$(9,153,645)	$(13,326,433)

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4.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2013, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at September 30, 2013, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$680,310,168	$(344,910,266)	$335,399,902	$5,994,330,961

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and marked-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2013.

5.	Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of a master repurchase agreement with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

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If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2013, were as follows:

Description	Face Value

Barclays plc, 0.08%, dated 09/24/13, to be repurchased on 10/01/13 at $99,743,848	$99,742,296

For the period ended September 30, 2013, the average balance outstanding was $66,129,398 and the average interest rate was 0.14%.

6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

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The Fund invests in U.S. Government securities. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF SHORT-TERM FUND / schedule of investments (UNAUDITED)
September 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Investments — 100.2% of net assets

Short-Term Investments — 100.2%

Repurchase Agreement Used for Cash Management Purposes — 0.5%
State Street Bank & Trust Co. issued on 09/30/2013 (proceeds at maturity $1,011,845) (collaterized by a US Treasury Note, due 03/31/2015 with a total principal value of $1,000,000 and a total market value of $1,033,945) (Cost $1,011,845)	0.000%	10/01/13	$1,011,845	$1,011,845

US Treasury Bills — 99.7%
US Treasury Bill (a)		11/07/13	15,000,000	14,998,728
US Treasury Bill (a)		11/21/13	10,000,000	9,998,909
US Treasury Bill (a)		12/05/13	24,000,000	23,999,784
US Treasury Bill (a)		12/26/13	3,000,000	2,999,928
US Treasury Bill (a)		01/09/14	1,000,000	999,979
US Treasury Bill (a)		01/16/14	5,000,000	4,999,890
US Treasury Bill (a)		01/30/14	6,000,000	5,999,850
US Treasury Bill (a)		02/06/14	17,000,000	16,999,099
US Treasury Bill (a)		02/27/14	4,000,000	3,999,836
US Treasury Bill (a)		03/13/14	101,000,000	100,987,375
US Treasury Bill (a)		03/20/14	21,000,000	20,997,522
US Treasury Bill (a)		04/03/14	9,000,000	8,998,506

Total US Treasury Bills (Cost $215,952,745)				215,979,406
Total Short-Term Investments (Cost $216,964,590)				216,991,251

Total Investments — 100.2% (Cost $216,964,590)				216,991,251

Liabilities in Excess of Other Assets — (0.2)%				(369,535)

Net Assets — 100.0%				$216,621,716

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2013

1.  Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of September 30, 2013, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Short-Term Fund ("STF" or the "fund").

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities
Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending September 30, 2013, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

3.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2013, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2013, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$26,661	$-	$26,661	$216,964,590

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2013.

4.  Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

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5.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Fund invests in U.S. Government securities. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

Date	11/26/13	By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date	11/26/13	By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/26/13	By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

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